UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Asset ManagerSM

December 31, 2005

1.811343.101 FAA QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 46.9%
	Shares	Value (000s)

CONSUMER DISCRETIONARY – 6.3%
Auto Components 0.1%
Aisin Seiki Co. Ltd.	42,200	$1,550
NOK Corp.	39,900	1,083
Stanley Electric Co. Ltd.	185,000	3,008
Tong Yang Industry Co. Ltd.	743,000	906
		6,547
Automobiles – 0.2%
Harley Davidson, Inc.	58,500	3,012
Hyundai Motor Co.	44,730	4,320
Kia Motors Corp.	53,340	1,406
Toyota Motor Corp.	183,800	9,615
		18,353
Diversified Consumer Services – 0.0%
ABC Learning Centres Ltd.	200,260	1,058
Raffles Education Corp. Ltd.	1,708,000	1,726
YBM Sisa.com, Inc.	35,647	764
		3,548
Hotels, Restaurants & Leisure 0.4%
Carnival Corp. unit	189,400	10,127
Hilton Group PLC	574,600	3,596
McDonald’s Corp.	375,600	12,665
Royal Caribbean Cruises Ltd.	105,900	4,772
St. Marc Co. Ltd.	10,800	752
William Hill PLC	233,200	2,150
		34,062
Household Durables – 0.3%
Barratt Developments PLC	109,700	1,862
Casio Computer Co. Ltd.	66,000	1,105
Chitaly Holdings Ltd.	1,114,000	535
George Wimpey PLC	438,700	3,625
Hitachi Koki Co. Ltd.	60,000	993
HTL International Holdings Ltd.	1,371,000	1,072
Koninklijke Philips Electronics NV	29,100	905
Koninklijke Philips Electronics NV (NY Shares)	171,500	5,334
LG Electronics, Inc.	16,750	1,485
Matsushita Electric Industrial Co. Ltd.	149,000	2,888
Sony Corp.	57,800	2,358
Sumitomo Forestry Co. Ltd.	140,000	1,401

Quarterly Report

2

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Techtronic Industries Co. Ltd.	782,000	$1,861
Wilson Bowden PLC	77,000	1,922
		27,346
Leisure Equipment & Products – 0.0%
Aruze Corp.	44,500	915
Asia Optical Co., Inc.	100,076	687
Li Ning Co. Ltd.	1,296,000	919
Sankyo Co. Ltd. (Gunma)	13,600	788
		3,309
Media – 2.7%
Bandai Visual Co. Ltd.	278	1,052
Beijing Media Corp. Ltd. (H Shares)	322,500	443
CCE Spinco, Inc. (a)	667,761	8,748
Clear Channel Communications, Inc.	5,342,091	168,009
Clear Channel Outdoor Holding, Inc. Class A	539,400	10,815
Cyber Agent Ltd.	476	1,082
E.W. Scripps Co. Class A	124,731	5,990
Fuji Television Network, Inc.	468	1,179
ITV PLC	3,150,958	6,103
Lagardere S.C.A. (Reg.)	54,900	4,225
livedoor MARKETING Co. Ltd. (a)	6,264	331
Macquarie Communications Infrastructure Group unit	231,300	964
Modern Times Group AB (MTG) (B Shares) (a)	40,650	1,696
News Corp. Class A	1,691,000	26,295
Omnicom Group, Inc.	350,900	29,872
Oricon, Inc.	205	276
S.M.Entertainment Co. Ltd.	81,258	863
S.M.Entertainment Co. Ltd. rights 1/12/06 (a)	17,210	55
Seek Ltd.	696,600	1,543
Television Broadcasts Ltd.	170,000	903
Yedang Entertainment Co. Ltd. (a)	87,614	1,013
		271,457
Multiline Retail – 0.0%
Parco Co. Ltd.	91,000	1,046
Specialty Retail – 2.6%
Esprit Holdings Ltd.	540,000	3,837
Hikari Tsushin, Inc.	16,200	1,525
Home Depot, Inc.	5,781,500	234,035
Jeans Mate Corp.	53,000	996

3		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Osim International Ltd.	596,000	$570
Pertama Holdings Ltd.	2,829,000	570
TJX Companies, Inc.	811,000	18,840
Tsutsumi Jewelry Co. Ltd.	25,800	985
USS Co. Ltd.	14,220	907
		262,265
Textiles, Apparel & Luxury Goods – 0.0%
Asics Corp.	140,000	1,487
Billabong International Ltd.	117,000	1,246
Shenzhou International Group Holdings Ltd.	834,000	312
		3,045

TOTAL CONSUMER DISCRETIONARY		630,978

CONSUMER STAPLES 4.0%
Beverages – 0.1%
Asahi Breweries Ltd.	76,800	937
C&C Group PLC	423,000	2,704
Pernod Ricard SA	52,400	9,144
Takara Holdings, Inc.	134,000	796
Yantai Changyu Pioneer Wine Co. (B Shares)	423,500	723
		14,304
Food & Staples Retailing – 2.7%
Aeon Co. Ltd.	61,300	1,560
CVS Corp.	3,285,300	86,798
Safeway, Inc.	859,400	20,333
Valor Co. Ltd.	1,100	43
Wal-Mart Stores, Inc.	3,407,100	159,452
		268,186
Food Products 0.1%
Binggrea Co. Ltd.	16,400	649
China Mengniu Dairy Co. Ltd.	1,012,000	861
China Sun Bio-chem Technology Group Co. Ltd. (a)	1,878,000	519
Global Bio-Chem Technology Group Co. Ltd.	1,892,000	830
Hokuto Corp.	16,600	263
Orion Corp.	13,350	3,717
		6,839

Quarterly Report

4

Common Stocks continued
	Shares	Value (000s)

CONSUMER STAPLES – continued
Household Products – 0.1%
Colgate-Palmolive Co.	228,300	$12,522
LG Household & Health Care Ltd.	18,450	1,007
Uni-Charm Corp.	15,900	715
		14,244
Personal Products 0.3%
Alberto-Culver Co.	541,700	24,783
Avon Products, Inc.	179,400	5,122
		29,905
Tobacco 0.7%
Altria Group, Inc.	862,500	64,446

TOTAL CONSUMER STAPLES		397,924

ENERGY 2.5%
Energy Equipment & Services – 1.5%
Diamond Offshore Drilling, Inc.	526,000	36,589
ENSCO International, Inc.	483,800	21,457
Expro International Group PLC	129,500	1,271
GlobalSantaFe Corp.	806,501	38,833
Ocean RIG ASA (a)	287,500	3,943
Petroleum Geo-Services ASA (a)	187,350	5,777
Transocean, Inc. (a)	500,500	34,880
WorleyParsons Ltd.	177,500	1,602
		144,352
Oil, Gas & Consumable Fuels – 1.0%
BG Group PLC	540,200	5,343
BowLeven PLC	104,600	527
CNOOC Ltd.	2,239,000	1,522
ConocoPhillips	214,000	12,451
Cosmo Oil Co. Ltd.	169,000	846
ENI Spa	243,000	6,778
Exxon Mobil Corp.	662,500	37,213
Formosa Petrochemical Corp.	234,286	415
Nippon Mining Holdings, Inc.	203,500	1,448
OMV AG	78,000	4,571
PetroChina Co. Ltd. (H Shares)	1,544,000	1,265

5 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Statoil ASA		406,700	$9,346
Total SA sponsored ADR		159,300	20,136
			101,861

TOTAL ENERGY			246,213

FINANCIALS – 10.8%
Capital Markets 1.1%
Credit Suisse Group (Reg.)		99,284	5,059
DAB Bank AG		196,700	1,583
E*TRADE Securities Co. Ltd.		207	1,599
Goldman Sachs Group, Inc.		204,300	26,091
JAFCO Co. Ltd.		15,700	1,402
kiwoom.com Securities Co. Ltd.		35,134	1,346
Korea Investment Holdings Co. Ltd.		24,650	1,052
Macquarie Bank Ltd.		45,000	2,250
Merrill Lynch & Co., Inc.		771,000	52,220
Monex Beans Holdings, Inc.		737	988
Morgan Stanley		120,200	6,820
Nikko Cordial Corp.		150,000	2,376
Nuveen Investments, Inc. Class A		153,300	6,534
SBI Holdings, Inc.		2,131	1,442
			110,762
Commercial Banks – 2.2%
Banca Intesa Spa		736,188	3,900
Banco Bilbao Vizcaya Argentaria SA		227,900	4,068
Bank of America Corp.		2,773,420	127,993
China Construction Bank Corp. (H Shares)		1,688,000	588
Hokuhoku Financial Group, Inc.		366,000	1,710
Kansai Urban Banking Corp.		263,000	1,365
Kookmin Bank		24,810	1,884
Mitsui Trust Holdings, Inc.		99,000	1,189
Mizuho Financial Group, Inc.		687	5,454
Nishi-Nippon City Bank Ltd.		178,000	1,063
Shinhan Financial Group Co. Ltd.		24,190	986
Standard Chartered PLC (United Kingdom)		300,800	6,706
Sumitomo Mitsui Financial Group, Inc.		765	8,110
Synovus Financial Corp.		262,100	7,079
Tokyo Tomin Bank Ltd.		24,800	968
Unicredito Italiano Spa		1,201,800	8,276

Quarterly Report	6

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Commercial Banks – continued
Wachovia Corp.	735,735	$38,891
Wells Fargo & Co.	24,700	1,552
Woori Finance Holdings Co. Ltd.	57,010	1,137
		222,919
Consumer Finance – 0.2%
Capital One Financial Corp.	79,400	6,860
Credit Saison Co. Ltd.	56,500	2,822
MBNA Corp.	271,600	7,374
Nissin Co. Ltd.	922,900	2,262
ORIX Corp.	14,600	3,721
SFCG Co. Ltd.	8,490	2,052
UCS Co. Ltd.	10,000	632
		25,723
Diversified Financial Services – 0.9%
Banca Italease Spa	248,100	6,344
Citigroup, Inc.	1,353,266	65,674
Deutsche Boerse AG	25,546	2,618
ING Groep NV (Certificaten Van Aandelen)	179,000	6,233
OMX AB (a)	471,800	6,562
Singapore Exchange Ltd.	398,000	694
		88,125
Insurance – 5.5%
ACE Ltd.	719,100	38,429
AFLAC, Inc.	78,100	3,625
AMBAC Financial Group, Inc.	350,400	27,002
American International Group, Inc.	3,793,269	258,815
Amlin PLC	857,100	3,667
Amlin PLC (RFD) (a)	272,713	1,103
AMP Ltd.	139,991	790
AXA SA	122,100	3,947
Baloise Holdings AG (Reg.)	31,017	1,812
Benfield Group PLC	1,342,000	8,317
Chaucer Holdings PLC	7,360,000	7,634
Hartford Financial Services Group, Inc.	961,980	82,624
MBIA, Inc.	355,900	21,411
MetLife, Inc.	547,700	26,837
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	489,500	903
Prudential PLC	588,400	5,571
QBE Insurance Group Ltd.	117,685	1,692

7 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

FINANCIALS – continued
Insurance – continued
Skandia Foersaekrings AB		660,100	$3,955
Sompo Japan Insurance, Inc		256,000	3,463
Swiss Reinsurance Co. (Reg.)		158,467	11,602
T&D Holdings, Inc.		43,300	2,872
The Chubb Corp.		276,904	27,040
Transatlantic Holdings, Inc.		52,500	3,528
			546,639
Real Estate 0.2%
Ascendas Real Estate Investment Trust (A REIT)		529,200	621
British Land Co. PLC		299,800	5,502
CapitaLand Ltd.		549,000	1,136
China Overseas Land & Investment Ltd.		2,878,000	1,234
Japan Logistics Fund, Inc		176	1,218
Keihanshin Real Estate Co. Ltd.		16,000	149
KK daVinci Advisors (a)		209	1,576
Mapletree Logistics Trust (REIT)		907,000	521
Mapletree Logistics Trust (REIT) Class A (a)		324,000	189
Shun Tak Holdings Ltd.		1,374,000	1,267
Sumitomo Realty & Development Co. Ltd.		165,000	3,590
Toc Co. Ltd.		117,000	806
Urban Corp.		21,900	2,366
Wharf Holdings Ltd.		253,000	894
			21,069
Thrifts & Mortgage Finance – 0.7%
Fannie Mae		1,194,500	58,304
MGIC Investment Corp.		124,200	8,175
			66,479

TOTAL FINANCIALS			1,081,716

HEALTH CARE – 8.2%
Biotechnology – 0.1%
Actelion Ltd. (Reg.) (a)		42,078	3,481
Health Care Equipment & Supplies – 0.1%
Axis Shield PLC (a)		311,700	1,631
Cochlear Ltd.		21,900	735
Miraca Holdings, Inc.		48,500	1,057
Phonak Holding AG		5,982	258
Pihsiang Machinery Manufacturing Co.		183,820	282

Quarterly Report	8

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
ResMed, Inc. CHESS Depositary Interests (a)	180,600	$696
Sysmex Corp.	18,400	702
Terumo Corp.	31,000	918
		6,279
Health Care Providers & Services – 3.4%
Cardinal Health, Inc.	4,515,780	310,444
Sonic Healthcare Ltd.	94,800	1,029
UnitedHealth Group, Inc.	497,500	30,915
		342,388
Pharmaceuticals – 4.6%
Astellas Pharma, Inc.	52,900	2,064
AstraZeneca PLC sponsored ADR	158,200	7,689
Chugai Pharmaceutical Co. Ltd.	38,100	818
Eisai Co. Ltd.	26,200	1,100
GlaxoSmithKline PLC	277,500	7,004
GlaxoSmithKline PLC sponsored ADR	70,500	3,559
Johnson & Johnson	1,800,400	108,204
Novartis AG:
(Reg.)	214,688	11,267
sponsored ADR	34,800	1,826
Pfizer, Inc.	5,064,200	118,097
Sanofi-Aventis sponsored ADR	124,500	5,466
Takeda Pharamaceutical Co. Ltd.	34,400	1,861
Tong Ren Tang Technologies Co. Ltd. (H Shares)	218,000	377
Wyeth	4,200,000	193,494
		462,826

TOTAL HEALTH CARE		814,974

INDUSTRIALS – 3.8%
Aerospace & Defense – 0.7%
BAE Systems PLC	1,588,000	10,436
Honeywell International, Inc.	580,070	21,608
Lockheed Martin Corp.	257,900	16,410
United Technologies Corp.	328,800	18,383
		66,837
Building Products 0.0%
Daikin Industries Ltd.	39,100	1,144

9 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Commercial Services & Supplies – 0.0%
Citiraya Industries Ltd. (a)	716,000	$0
Downer EDI Ltd.	352,556	1,857
PMP Ltd. (a)	417,000	474
S1 Corp.	12,770	555
Taiwan Secom Co.	501,120	771
		3,657
Construction & Engineering – 0.1%
Bilfinger Berger AG	42,700	2,037
Chiyoda Corp.	76,000	1,747
Commuture Corp.	89,000	922
Doosan Heavy Industries & Construction Co. Ltd.	54,260	2,044
Hyundai Engineering & Construction Co. Ltd. (a)	41,190	1,846
Keangnam Enterprises (a)	45,860	617
PYI Corp. Ltd.	6,594,000	1,250
United Group Ltd.	163,060	1,380
		11,843
Electrical Equipment – 0.0%
Shanghai Electric (Group) Corp. (H Shares)	2,674,000	914
Sumitomo Electric Industries Ltd.	154,300	2,344
		3,258
Industrial Conglomerates – 2.2%
3M Co.	805,100	62,395
General Electric Co.	3,538,260	124,016
Hutchison Whampoa Ltd.	159,000	1,514
Keppel Corp. Ltd.	203,000	1,343
Shanghai Industrial Holdings Ltd. Class H	251,000	523
Tyco International Ltd.	1,045,900	30,185
		219,976
Machinery – 0.5%
Aida Engineering Ltd.	135,000	1,080
Bradken Ltd.	470,254	1,518
Ingersoll-Rand Co. Ltd. Class A	816,100	32,946
Kitz Corp.	139,000	1,210
Kurita Water Industries Ltd.	50,400	960
MAN AG	78,800	4,205
Metso Corp.	171,200	4,686
Nabtesco Corp.	119,000	1,533
Nittoku Engineering Co. Ltd.	54,000	687
Sumitomo Heavy Industries Ltd.	166,000	1,394

Quarterly Report 10

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Machinery – continued
TSM Tech Co. Ltd.	71,104	$1,016
Weichai Power Co. Ltd. (H Shares)	271,000	458
		51,693
Marine – 0.0%
Alexander & Baldwin, Inc.	20,600	1,117
Road & Rail 0.1%
Burlington Northern Santa Fe Corp.	38,100	2,698
East Japan Railway Co	298	2,050
Hamakyorex Co. Ltd.	70,100	3,359
		8,107
Trading Companies & Distributors – 0.1%
Mitsubishi Corp.	153,800	3,405
Mitsui & Co. Ltd.	257,000	3,302
		6,707
Transportation Infrastructure 0.1%
ConnectEast Group unit	1,846,113	1,551
Kamigumi Co. Ltd.	87,000	773
Macquarie Airports unit	331,135	770
Macquarie Infrastructure Group unit	956,120	2,497
The Sumitomo Warehouse Co. Ltd.	99,000	852
		6,443

TOTAL INDUSTRIALS		380,782

INFORMATION TECHNOLOGY – 7.4%
Communications Equipment – 1.2%
Cisco Systems, Inc. (a)	4,650,214	79,612
Comverse Technology, Inc. (a)	234,569	6,237
Lightron Fiber-Optic Devices, Inc.	46,100	293
Motorola, Inc.	126,400	2,855
Nokia Corp. sponsored ADR	1,448,500	26,508
TANDBERG Television ASA (a)	273,200	3,615
		119,120
Computers & Peripherals – 1.1%
Acer, Inc.	465,340	1,169
Dell, Inc. (a)	1,466,000	43,965
EMC Corp. (a)	559,000	7,614
Fujitsu Ltd.	325,000	2,475

11 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
GES International Ltd.		1,156,000	$646
Hanny Holdings Ltd.		987,285	477
International Business Machines Corp.		638,200	52,460
NEC Corp.		295,000	1,836
			110,642
Electronic Equipment & Instruments – 0.3%
Flextronics International Ltd. (a)		654,400	6,832
Hamamatsu Photonics KK		12,800	376
Hon Hai Precision Industry Co. Ltd. (Foxconn)		369,511	2,026
Horiba Ltd.		19,000	548
Hoya Corp.		49,600	1,784
Jabil Circuit, Inc. (a)		92,400	3,427
KH Vatec Co. Ltd.		27,065	884
Kingboard Chemical Holdings Ltd.		547,500	1,483
Kinsus Interconnect Technology Corp.		244,000	844
Nidec Corp.		15,000	1,276
Nippon Chemi-con Corp.		190,000	1,173
Nippon Electric Glass Co. Ltd.		238,000	5,198
Optimax Technology Corp.		250,910	429
Phoenix Precision Technology Corp.		572,000	1,499
SFA Engineering Corp.		70,700	1,782
Yageo Corp. (a)		1,903,000	812
Yaskawa Electric Corp. (a)		135,000	1,363
			31,736
Internet Software & Services – 0.2%
3Soft, Inc. (a)		77,943	998
CDNetworks Co. Ltd.		50,820	1,412
Dip Corp. (a)		204	332
Index Corp.		840	1,525
livedoor Co. Ltd. (a)		196,447	1,225
NHN Corp. (a)		18,514	4,962
Softbank Corp.		95,100	4,017
Telewave, Inc.		135	1,004
Yahoo! Japan Corp		1,684	2,557
			18,032
IT Services – 0.1%
Computershare Ltd.		457,700	2,280
First Data Corp.		189,900	8,168
			10,448

Quarterly Report	12

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Office Electronics – 0.0%
Konica Minolta Holdings, Inc.	154,000	$1,569
Semiconductors & Semiconductor Equipment – 1.5%
Advanced Semiconductor Engineering, Inc.	1,183,000	1,085
Analog Devices, Inc.	148,100	5,312
Applied Materials, Inc.	1,637,100	29,370
ASM Pacific Technology Ltd.	117,000	660
Chipbond Technology Corp.	615,040	1,002
Core Logic, Inc.	23,094	1,033
Holtek Semiconductor, Inc.	436,784	616
Intel Corp.	2,577,100	64,324
KLA Tencor Corp.	207,800	10,251
Lam Research Corp. (a)	302,400	10,790
Linear Technology Corp.	77,050	2,779
MediaTek, Inc.	109,300	1,289
Novellus Systems, Inc. (a)	191,300	4,614
Phoenix PDE Co. Ltd.	225,822	1,222
Samsung Electronics Co. Ltd.	7,260	4,749
Solomon Systech Ltd.	2,406,000	1,001
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	637,318	6,316
Xilinx, Inc.	52,800	1,331
		147,744
Software 3.0%
Aplix Corp. (a)	59	731
BEA Systems, Inc. (a)	1,282,552	12,056
Intelligent Wave, Inc.	581	2,360
KOEI Co. Ltd.	30,980	859
Microsoft Corp.	7,471,015	195,367
Oracle Corp. (a)	2,253,800	27,519
SAP AG	20,700	3,732
Springsoft, Inc.	450,149	738
Symantec Corp. (a)	3,147,472	55,081
Trend Micro, Inc.	50,000	1,891
		300,334

TOTAL INFORMATION TECHNOLOGY		739,625

MATERIALS 0.6%
Chemicals – 0.5%
BASF AG	185,600	14,195

13 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

MATERIALS – continued
Chemicals – continued
Bayer AG		302,100	$12,616
Ise Chemical Corp.		139,000	790
JSR Corp.		59,200	1,557
Nitto Denko Corp.		34,500	2,689
Praxair, Inc.		278,900	14,771
Syngenta AG (Switzerland)		69,232	8,623
Teijin Ltd		235,000	1,493
			56,734
Containers & Packaging – 0.0%
Vision Grande Group Holdings Ltd.		738,000	474
Metals & Mining – 0.1%
BHP Billiton Ltd.		325,200	5,434
Hitachi Metals Ltd.		57,000	623
Newcrest Mining Ltd.		103,500	1,845
			7,902

TOTAL MATERIALS			65,110

TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.		7,559,200	185,125
BellSouth Corp.		1,447,300	39,222
Completel Europe NV (a)		73,475	3,853
FASTWEB Spa (a)		151,800	6,942
Qwest Communications International, Inc. (a)		4,873,700	27,536
Telefonica SA sponsored ADR		126,132	5,678
Verizon Communications, Inc.		779,500	23,479
			291,835
Wireless Telecommunication Services – 0.3%
Millicom International Cellular SA unit (a)		461,400	12,458
Sprint Nextel Corp.		561,666	13,121
Vodafone Group PLC		2,542,200	5,458
			31,037

TOTAL TELECOMMUNICATION SERVICES			322,872

UTILITIES – 0.1%
Electric Utilities – 0.1%
E.ON AG		80,400	8,326

Quarterly Report	14

Common Stocks continued
	Shares	Value (000s)

UTILITIES – continued
Gas Utilities 0.0%
Hong Kong & China Gas Co. Ltd.	486,000	$1,037
Xinao Gas Holdings Ltd.	1,020,000	809
		1,846

TOTAL UTILITIES		10,172

TOTAL COMMON STOCKS
(Cost $4,077,958)		4,690,366

Nonconvertible Preferred Stocks 0.0%

CONSUMER DISCRETIONARY – 0.0%
Automobiles – 0.0%
Porsche AG (non-vtg.)	4,130	2,968
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,533)		2,968

Convertible Bonds 0.2%
	Principal
	Amount (000s)

TELECOMMUNICATION SERVICES – 0.2%
Diversified Telecommunication Services – 0.2%
Qwest Communications International, Inc. 3.5%
11/15/25	$13,580	15,743
TOTAL CONVERTIBLE BONDS
(Cost $13,580)		15,743

U.S. Treasury Obligations 0.3%

U.S. Treasury Bills, yield at date of purchase 3.67% to
3.98% 1/12/06 to 3/9/06 (d)
(Cost $31,427)	31,600	31,438

15 Quarterly Report

Investments (Unaudited) continued

Fixed Income Funds 34.2%
		Shares	Value (000s)
Fidelity Floating Rate Central Investment Portfolio (e)		1,816,765	$182,167
Fidelity High Income Central Investment Portfolio 1 (e)		5,570,762	539,473
Fidelity Tactical Income Central Investment Portfolio (e)		27,392,285	2,693,483
TOTAL FIXED INCOME FUNDS
(Cost $3,390,369)			3,415,123
Money Market Funds 19.1%
Fidelity Cash Central Fund, 4.28% (b)		1,475,308,987	1,475,309
Fidelity Money Market Central Fund, 4.5% (b)		425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)		5,800,458	5,800
TOTAL MONEY MARKET FUNDS
(Cost $1,906,122)			1,906,122

TOTAL INVESTMENT PORTFOLIO 100.7%
(Cost $9,421,989)			10,061,760

NET OTHER ASSETS – (0.7)%			(68,204)
NET ASSETS 100%			$9,993,556

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
		(000s)	(000s)
Purchased
Equity Index Contracts
1,902 S&P 500 Index Contracts	March 2006	$ 596,657	$(6,025)

The face value of futures purchased as a percentage of net assets – 6.0%

Quarterly Report

16

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $31,438,000.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements are available
on the EDGAR Database on the SEC’s
web site, www.sec.gov, or upon request.

17 Quarterly Report

Investments (Unaudited) continued

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in thousands)
Fidelity Cash Central Fund	$12,869
Fidelity Floating Rate Central Investment Portfolio	2,734
Fidelity High Income Central Investment Portfolio 1	10,405
Fidelity Money Market Central Fund	4,365
Fidelity Securities Lending Cash Central Fund	45
Fidelity Tactical Income Central Investment Portfolio	31,202
Total	$61,620

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value,			Value,	% ownership,
Fund	beginning of		Sales	end of	end of
(Amounts in thousands)	period	Purchases	Proceeds	period	period
Fidelity Floating Rate
Central Investment
Portfolio	$182,785	$—	$—	$182,167	27.7%
Fidelity High Income
Central Investment
Portfolio 1	542,035	—	—	539,473	51.5%
Fidelity Tactical Income
Central Investment
Portfolio	2,504,314	199,715	—	2,693,483	72.9%
Total	$3,229,134	$199,715	$—	$3,415,123

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $9,439,232,000. Net unrealized appreciation aggregated $622,528,000, of which $846,955,000 related to appreciated investment securities and $224,427,000 related to depreciated investment securities.

Quarterly Report 18

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

19 Quarterly Report

Quarterly Holdings Report for Fidelity® Asset Manager: Aggressive®

December 31, 2005

1.811344.101 AGG QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 78.7%
		Shares	Value

CONSUMER DISCRETIONARY – 8.1%
Automobiles – 0.1%
Toyota Motor Corp.		7,000	$366,170
Hotels, Restaurants & Leisure 0.8%
Fairmont Hotels & Resorts, Inc.		14,300	605,064
Kerzner International Ltd. (a)		10,700	735,625
Penn National Gaming, Inc. (a)		4,100	135,095
Starwood Hotels & Resorts Worldwide, Inc. unit		16,500	1,053,690
Vail Resorts, Inc. (a)		22,200	733,266
			3,262,740
Household Durables – 0.7%
D.R. Horton, Inc.		15,000	535,950
KB Home		14,100	1,024,506
Techtronic Industries Co. Ltd.		578,000	1,375,365
			2,935,821
Internet & Catalog Retail 0.5%
eBay, Inc. (a)		53,800	2,326,850
Media – 2.7%
CCE Spinco, Inc. (a)		34	439
Clear Channel Communications, Inc.		5,300	166,685
Grupo Televisa SA de CV (CPO) sponsored ADR		8,800	708,400
Lagardere S.C.A. (Reg.)		19,300	1,485,140
Lamar Advertising Co. Class A (a)		20,500	945,870
News Corp. Class A		56,724	882,058
NTL, Inc. (a)		10,300	701,224
Omnicom Group, Inc.		13,300	1,132,229
Playboy Enterprises, Inc. Class B (non-vtg.) (a)		31,500	437,535
Time Warner, Inc.		55,400	966,176
Univision Communications, Inc. Class A (a)		59,500	1,748,705
Vivendi Universal SA		42,900	1,348,347
Walt Disney Co.		34,000	814,980
			11,337,788
Multiline Retail – 1.7%
Federated Department Stores, Inc.		30,400	2,016,432
JCPenney Co., Inc.		14,300	795,080
Marks & Spencer Group PLC		36,200	314,717
Marui Co. Ltd.		42,100	826,610
Nordstrom, Inc.		19,500	729,300
Sears Holdings Corp. (a)		4,000	462,120
Target Corp.		37,900	2,083,363
			7,227,622

Quarterly Report	2

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Specialty Retail – 1.2%
Best Buy Co., Inc.	13,950	$606,546
Circuit City Stores, Inc.	37,200	840,348
Home Depot, Inc.	35,500	1,437,040
Lowe’s Companies, Inc.	14,100	939,906
Staples, Inc.	19,200	436,032
Tiffany & Co., Inc.	18,700	716,023
		4,975,895
Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. Class B	8,900	772,431
Polo Ralph Lauren Corp. Class A	13,900	780,346
		1,552,777

TOTAL CONSUMER DISCRETIONARY		33,985,663

CONSUMER STAPLES 5.8%
Beverages – 1.3%
PepsiCo, Inc.	54,500	3,219,860
Pernod Ricard SA	8,100	1,413,446
The Coca-Cola Co.	18,400	741,704
		5,375,010
Food & Staples Retailing – 1.9%
CVS Corp.	42,300	1,117,566
Safeway, Inc.	42,300	1,000,818
Seven & I Holdings Co. Ltd. (a)	29,100	1,246,385
Tesco PLC	99,900	570,123
Wal-Mart Stores, Inc.	73,400	3,435,120
Walgreen Co.	11,500	508,990
		7,879,002
Food Products 0.3%
Nestle SA:
(Reg.)	1,958	585,612
sponsored ADR	7,700	575,575
		1,161,187
Household Products – 1.2%
Colgate-Palmolive Co.	29,400	1,612,590
Procter & Gamble Co.	60,400	3,495,952
		5,108,542

3 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

CONSUMER STAPLES – continued
Tobacco 1.1%
Altria Group, Inc.		63,100	$4,714,832

TOTAL CONSUMER STAPLES			24,238,573

ENERGY 6.0%
Energy Equipment & Services – 1.6%
Halliburton Co.		46,000	2,850,160
National Oilwell Varco, Inc. (a)		27,300	1,711,710
Noble Corp.		7,500	529,050
Schlumberger Ltd. (NY Shares)		18,100	1,758,415
			6,849,335
Oil, Gas & Consumable Fuels – 4.4%
BG Group PLC		86,400	854,522
Chesapeake Energy Corp.		9,600	304,608
ConocoPhillips		15,400	895,972
EnCana Corp.		9,400	424,983
Exxon Mobil Corp.		121,700	6,835,889
Occidental Petroleum Corp.		15,900	1,270,092
OMV AG		20,800	1,218,892
Plains Exploration & Production Co. (a)		14,600	580,058
Quicksilver Resources, Inc. (a)		16,800	705,768
Total SA sponsored ADR		20,500	2,591,200
Ultra Petroleum Corp. (a)		22,200	1,238,760
Valero Energy Corp.		27,200	1,403,520
			18,324,264

TOTAL ENERGY			25,173,599

FINANCIALS – 17.3%
Capital Markets 3.2%
Credit Suisse Group sponsored ADR		36,900	1,880,055
Daiwa Securities Group, Inc.		61,000	691,718
E*TRADE Financial Corp. (a)		95,700	1,996,302
Goldman Sachs Group, Inc.		9,600	1,226,016
Janus Capital Group, Inc.		18,800	350,244
Lehman Brothers Holdings, Inc.		3,000	384,510
Merrill Lynch & Co., Inc.		30,700	2,079,311
Nikko Cordial Corp.		81,500	1,291,226
Nomura Holdings, Inc.		17,800	342,116
Northern Trust Corp.		8,300	430,106

Quarterly Report	4

Common Stocks continued
	Shares	Value

FINANCIALS – continued
Capital Markets continued
State Street Corp.	17,800	$986,832
UBS AG (NY Shares)	17,100	1,627,065
		13,285,501
Commercial Banks – 4.2%
Bank of America Corp.	112,900	5,210,335
FirstRand Ltd.	250,600	730,710
Mizuho Financial Group, Inc.	74	587,456
Shinhan Financial Group Co. Ltd.	29,460	1,200,331
Societe Generale Series A	6,400	787,213
Standard Chartered PLC (United Kingdom)	31,400	700,034
Sumitomo Mitsui Financial Group, Inc.	92	975,362
U.S. Bancorp, Delaware	23,700	708,393
Unicredito Italiano Spa	234,500	1,614,874
Wachovia Corp.	48,000	2,537,280
Wells Fargo & Co.	44,900	2,821,067
		17,873,055
Consumer Finance – 2.1%
American Express Co.	48,500	2,495,810
Capital One Financial Corp.	13,000	1,123,200
Credit Saison Co. Ltd.	40,500	2,023,197
ORIX Corp.	10,950	2,790,785
SLM Corp.	5,900	325,031
		8,758,023
Diversified Financial Services – 2.5%
Citigroup, Inc.	98,400	4,775,352
ING Groep NV sponsored ADR	56,400	1,963,848
IntercontinentalExchange, Inc.	14,500	527,075
JPMorgan Chase & Co.	79,000	3,135,510
		10,401,785
Insurance – 4.0%
ACE Ltd.	15,100	806,944
AFLAC, Inc.	26,600	1,234,772
Allianz AG (Reg.)	12,200	1,847,080
AMBAC Financial Group, Inc.	3,700	285,122
American International Group, Inc.	102,500	6,993,575
Hartford Financial Services Group, Inc.	16,000	1,374,240
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	13,700	1,855,100

5 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Insurance – continued
Prudential Financial, Inc.		21,400	$1,566,266
Sompo Japan Insurance, Inc		56,000	757,559
			16,720,658
Real Estate 0.5%
Equity Residential (SBI)		25,200	985,824
KKR Financial Corp.		11,900	285,481
Vornado Realty Trust		11,500	959,905
			2,231,210
Thrifts & Mortgage Finance – 0.8%
Countrywide Financial Corp.		10,035	343,097
Freddie Mac		27,100	1,770,985
Golden West Financial Corp., Delaware		12,300	811,800
Washington Mutual, Inc.		13,000	565,500
			3,491,382

TOTAL FINANCIALS			72,761,614

HEALTH CARE – 11.7%
Biotechnology – 2.1%
Amgen, Inc. (a)		41,914	3,305,338
Biogen Idec, Inc. (a)		24,500	1,110,585
CSL Ltd.		20,100	626,635
Genentech, Inc. (a)		23,000	2,127,500
Gilead Sciences, Inc. (a)		18,900	994,707
MedImmune, Inc. (a)		8,300	290,666
Myogen, Inc. (a)		10,200	307,632
			8,763,063
Health Care Equipment & Supplies – 2.4%
Alcon, Inc.		4,000	518,400
Aspect Medical Systems, Inc. (a)		200	6,870
Baxter International, Inc.		30,100	1,133,265
Becton, Dickinson & Co.		17,600	1,057,408
C.R. Bard, Inc.		23,200	1,529,344
Medtronic, Inc.		15,700	903,849
Millipore Corp. (a)		7,200	475,488
St. Jude Medical, Inc. (a)		23,500	1,179,700
Synthes, Inc.		20,607	2,314,759
Zimmer Holdings, Inc. (a)		14,700	991,368
			10,110,451

Quarterly Report	6

Common Stocks continued
	Shares	Value

HEALTH CARE – continued
Health Care Providers & Services – 2.0%
Aetna, Inc.	13,200	$1,244,892
Cardinal Health, Inc.	4,000	275,000
Caremark Rx, Inc. (a)	8,300	429,857
Emdeon Corp. (a)	42,400	358,704
Humana, Inc. (a)	19,200	1,043,136
McKesson Corp.	5,500	283,745
Sunrise Senior Living, Inc. (a)	18,500	623,635
UnitedHealth Group, Inc.	62,900	3,908,606
WebMD Health Corp. Class A	10,500	305,025
		8,472,600
Pharmaceuticals – 5.2%
Allergan, Inc.	20,600	2,223,976
Elan Corp. PLC sponsored ADR (a)	49,700	692,321
Eli Lilly & Co.	10,100	571,559
Johnson & Johnson	81,500	4,898,150
Novartis AG sponsored ADR	15,400	808,192
Pfizer, Inc.	199,700	4,657,004
Roche Holding AG (participation certificate)	24,227	3,637,738
Schering-Plough Corp.	65,200	1,359,420
Wyeth	69,600	3,206,472
		22,054,832

TOTAL HEALTH CARE		49,400,946

INDUSTRIALS – 7.9%
Aerospace & Defense – 2.2%
EADS NV	18,600	702,426
Goodrich Corp.	10,800	443,880
Hexcel Corp. (a)	36,700	662,435
Honeywell International, Inc.	57,700	2,149,325
Ionatron, Inc. (a)	17,800	179,958
Meggitt PLC	84,600	527,228
MTU Aero Engines Holding AG	11,500	357,783
NCI, Inc. Class A	37,300	512,129
Precision Castparts Corp.	11,900	616,539
Raytheon Co.	14,300	574,145
The Boeing Co.	8,000	561,920
United Technologies Corp.	36,000	2,012,760
		9,300,528

7 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Air Freight & Logistics – 0.6%
FedEx Corp.		13,750	$1,421,613
UTI Worldwide, Inc.		12,006	1,114,637
			2,536,250
Airlines – 0.2%
AMR Corp. (a)		14,600	324,558
JetBlue Airways Corp. (a)		42,675	656,342
			980,900
Commercial Services & Supplies – 0.2%
Robert Half International, Inc.		25,870	980,214
Construction & Engineering – 0.2%
Fluor Corp.		8,100	625,806
Electrical Equipment – 0.1%
Roper Industries, Inc.		8,200	323,982
Industrial Conglomerates – 3.1%
3M Co.		27,200	2,108,000
General Electric Co.		276,600	9,694,828
Smiths Group PLC		44,300	797,728
Tyco International Ltd.		21,500	620,490
			13,221,046
Machinery – 0.4%
Caterpillar, Inc.		25,940	1,498,554
Marine – 0.3%
Stolt-Nielsen SA		35,900	1,189,552
Road & Rail 0.6%
Burlington Northern Santa Fe Corp.		13,600	963,152
Norfolk Southern Corp.		33,650	1,508,530
			2,471,682
Trading Companies & Distributors – 0.0%
WESCO International, Inc. (a)		800	34,184

TOTAL INDUSTRIALS			33,162,698

INFORMATION TECHNOLOGY – 16.0%
Communications Equipment – 2.2%
CIENA Corp. (a)		161,000	478,170
Cisco Systems, Inc. (a)		101,600	1,739,392
Comverse Technology, Inc. (a)		19,100	507,869
Corning, Inc. (a)		21,200	416,792
Harris Corp.		18,100	778,481

Quarterly Report	8

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Motorola, Inc.	38,000	$858,420
Nokia Corp.	83,350	1,525,305
Nokia Corp. sponsored ADR	46,700	854,610
Nortel Networks Corp. (a)	82,900	253,674
QUALCOMM, Inc.	36,900	1,589,652
		9,002,365
Computers & Peripherals – 2.5%
Advanced Digital Information Corp. (a)	49,100	480,689
Apple Computer, Inc. (a)	22,900	1,646,281
Dell, Inc. (a)	61,700	1,850,383
EMC Corp. (a)	125,600	1,710,672
Hewlett-Packard Co.	93,000	2,662,590
International Business Machines Corp.	28,100	2,309,820
		10,660,435
Electronic Equipment & Instruments – 1.1%
Agilent Technologies, Inc. (a)	24,400	812,276
Amphenol Corp. Class A	16,600	734,716
AU Optronics Corp. sponsored ADR	66,100	992,161
Hoya Corp.	60,200	2,164,862
		4,704,015
Internet Software & Services – 1.6%
Google, Inc. Class A (sub. vtg.) (a)	7,923	3,286,936
Yahoo! Japan Corp	1,821	2,764,590
Yahoo!, Inc. (a)	17,920	702,106
		6,753,632
IT Services – 1.5%
Accenture Ltd. Class A	19,300	557,191
Anteon International Corp. (a)	22,100	1,201,135
Cognizant Technology Solutions Corp. Class A (a)	12,600	634,410
First Data Corp.	28,600	1,230,086
Infosys Technologies Ltd. sponsored ADR	7,700	622,622
Satyam Computer Services Ltd. sponsored ADR	10,700	391,513
SI International, Inc. (a)	27,400	837,618
SRA International, Inc. Class A (a)	21,000	641,340
		6,115,915
Office Electronics – 0.4%
Canon, Inc.	31,600	1,859,028
Semiconductors & Semiconductor Equipment – 4.6%
Advanced Micro Devices, Inc. (a)	21,900	670,140

9		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Advanced Semiconductor Engineering, Inc.		1,522,000	$1,395,586
Altera Corp. (a)		22,900	424,337
Analog Devices, Inc.		16,700	599,029
Applied Materials, Inc.		54,000	968,760
ASML Holding NV (NY Shares) (a)		100,300	2,014,024
Broadcom Corp. Class A (a)		11,300	532,795
FormFactor, Inc. (a)		18,900	461,727
Freescale Semiconductor, Inc. Class B (a)		12,488	314,323
Intel Corp.		165,900	4,140,864
Marvell Technology Group Ltd. (a)		10,400	583,336
Maxim Integrated Products, Inc.		5,700	206,568
National Semiconductor Corp.		10,000	259,800
Samsung Electronics Co. Ltd.		2,150	1,406,303
STATS ChipPAC Ltd. sponsored ADR (a)		226,800	1,542,240
Texas Instruments, Inc.		21,600	692,712
Tokyo Electron Ltd.		39,100	2,457,326
United Microelectronics Corp.		1,419,000	804,027
			19,473,897
Software 2.1%
Autodesk, Inc. (a)		11,900	511,105
BEA Systems, Inc. (a)		72,358	680,165
Mercury Interactive Corp. (a)		9,600	266,784
Microsoft Corp.		238,800	6,244,620
Oracle Corp. (a)		36,000	439,560
Red Hat, Inc. (a)		21,700	591,108
			8,733,342

TOTAL INFORMATION TECHNOLOGY			67,302,629

MATERIALS 2.1%
Chemicals – 1.0%
Monsanto Co.		14,200	1,100,926
Nitto Denko Corp.		27,600	2,151,257
Praxair, Inc.		15,100	799,696
			4,051,879
Construction Materials 0.4%
CRH PLC		51,700	1,520,945
Metals & Mining – 0.7%
Carpenter Technology Corp.		4,100	288,927

Quarterly Report	10

Common Stocks continued
	Shares	Value

MATERIALS – continued
Metals & Mining – continued
Newmont Mining Corp.	17,900	$955,860
Rio Tinto PLC (Reg.)	41,600	1,901,016
		3,145,803

TOTAL MATERIALS		8,718,627

TELECOMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	31,300	766,537
BellSouth Corp.	51,100	1,384,810
Qwest Communications International, Inc. (a)	221,100	1,249,215
Verizon Communications, Inc.	88,900	2,677,668
		6,078,230
Wireless Telecommunication Services – 1.1%
American Tower Corp. Class A (a)	34,800	943,080
Crown Castle International Corp. (a)	15,400	414,414
Nextel Partners, Inc. Class A (a)	20,500	572,770
Sprint Nextel Corp.	120,600	2,817,216
		4,747,480

TOTAL TELECOMMUNICATION SERVICES		10,825,710

UTILITIES – 1.2%
Electric Utilities – 0.7%
E.ON AG	14,900	1,543,044
Entergy Corp.	7,400	508,010
Exelon Corp.	16,900	898,066
		2,949,120
Independent Power Producers & Energy Traders – 0.3%
NRG Energy, Inc. (a)	10,300	485,336
TXU Corp.	17,200	863,268
		1,348,604
Multi-Utilities – 0.2%
Dominion Resources, Inc.	11,500	887,800

TOTAL UTILITIES		5,185,524

TOTAL COMMON STOCKS
(Cost $320,927,460)		330,755,583

11		Quarterly Report

Investments (Unaudited) continued

U.S. Treasury Obligations 0.3%
		Principal	Value
		Amount
U.S. Treasury Bills, yield at date of purchase 3.56% to
3.98% 1/5/06 to 3/9/06 (c)
(Cost $1,457,845)		$ 1,465,000	$1,458,298
Fixed Income Funds 6.1%
		Shares
Fidelity High Income Central Investment Portfolio 1 (d)
(Cost $25,339,811)		264,212	25,586,261
Money Market Funds 14.1%
Fidelity Cash Central Fund, 4.28% (b)
(Cost $59,037,521)		59,037,521	59,037,521
TOTAL INVESTMENT PORTFOLIO 99.2%
(Cost $406,762,637)		416,837,663
NET OTHER ASSETS – 0.8%			3,352,564
NET ASSETS 100%		$ 420,190,227

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased
Equity Index Contracts
86 S&P 500 Index Contracts	March 2006	$ 26,978,200	$ (272,405)
The face value of futures purchased as a percentage of net assets – 6.4%

Quarterly Report	12

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $1,458,298.

(d) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements, which are
not covered by the investing fund’s
Report of Independent Registered Public
Accounting Firm, are available on the
EDGAR Database on the SEC’s web site
www.sec.gov, or upon request.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$393,394
Fidelity High Income Central Investment Portfolio 1	493,503
Fidelity Securities Lending Cash Central Fund	4,990
Total	$891,887

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value,			Value,	% ownership,
	beginning of		Sales	end of	end of
Fund	period	Purchases	Proceeds	period	period
Fidelity High Income
Central Investment
Portfolio 1	$25,707,798	$—	$—	$25,586,261	2.4%

13 Quarterly Report

Investments (Unaudited) continued

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $406,879,174. Net unrealized appreciation aggregated $9,958,489, of which $16,659,658 related to appreciated investment securities and $6,701,169 related to depreciated investment securities.

Quarterly Report

14

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

15 Quarterly Report

Quarterly Holdings Report for Fidelity® Asset Manager: Growth®

December 31, 2005

1.811339.101 AMG QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 67.3%
	Shares	Value (000s)

CONSUMER DISCRETIONARY – 8.4%
Automobiles – 0.1%
Harley Davidson, Inc.	27,400	$1,411
Hotels, Restaurants & Leisure 0.4%
Carnival Corp. unit	91,900	4,914
McDonald’s Corp.	187,558	6,324
Royal Caribbean Cruises Ltd.	50,100	2,258
		13,496
Media – 4.0%
CCE Spinco, Inc. (a)	336,181	4,404
Clear Channel Communications, Inc.	2,689,449	84,583
Clear Channel Outdoor Holding, Inc. Class A	258,000	5,173
E.W. Scripps Co. Class A	58,800	2,824
Lagardere S.C.A. (Reg.)	41,500	3,193
News Corp. Class A	873,600	13,584
Omnicom Group, Inc.	180,300	15,349
Vivendi Universal SA sponsored ADR	102,500	3,222
		132,332
Specialty Retail – 3.9%
Home Depot, Inc.	2,929,900	118,602
TJX Companies, Inc.	430,100	9,991
		128,593

TOTAL CONSUMER DISCRETIONARY		275,832

CONSUMER STAPLES 6.0%
Beverages – 0.1%
Pernod Ricard SA	23,200	4,048
Food & Staples Retailing – 4.2%
CVS Corp.	1,654,000	43,699
Safeway, Inc.	454,900	10,763
Tesco PLC	707,500	4,038
Wal-Mart Stores, Inc.	1,701,700	79,640
		138,140
Household Products – 0.2%
Colgate-Palmolive Co.	110,900	6,083
Personal Products 0.5%
Alberto-Culver Co.	272,655	12,474
Avon Products, Inc.	85,000	2,427
		14,901

Quarterly Report

2

Common Stocks continued
	Shares	Value (000s)

CONSUMER STAPLES – continued
Tobacco 1.0%
Altria Group, Inc.	434,180	$32,442

TOTAL CONSUMER STAPLES		195,614

ENERGY 3.7%
Energy Equipment & Services – 2.1%
Diamond Offshore Drilling, Inc.	264,800	18,419
ENSCO International, Inc.	257,116	11,403
GlobalSantaFe Corp.	405,173	19,509
Transocean, Inc. (a)	252,000	17,562
		66,893
Oil, Gas & Consumable Fuels – 1.6%
BP PLC	391,500	4,190
Canadian Natural Resources Ltd.	85,000	4,214
ConocoPhillips	113,000	6,574
EnCana Corp.	84,700	3,829
Exxon Mobil Corp.	333,500	18,733
OMV AG	34,400	2,016
Statoil ASA	75,000	1,723
Talisman Energy, Inc.	58,100	3,079
Total SA Series B	35,100	8,873
		53,231

TOTAL ENERGY		120,124

FINANCIALS – 15.4%
Capital Markets 2.0%
Credit Suisse Group (Reg.)	86,556	4,410
Goldman Sachs Group, Inc.	105,000	13,410
Merrill Lynch & Co., Inc.	388,100	26,286
Morgan Stanley	60,000	3,404
Nikko Cordial Corp.	624,500	9,894
Nuveen Investments, Inc. Class A	73,500	3,133
UBS AG (NY Shares)	46,400	4,415
		64,952
Commercial Banks – 3.1%
Banca Intesa Spa	331,300	1,755
Bank of America Corp.	1,510,014	64,437
BNP Paribas SA	39,800	3,220

3 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Commercial Banks – continued
FirstRand Ltd.	330,500	$964
Shinhan Financial Group Co. Ltd.	24,540	1,000
Sumitomo Mitsui Financial Group, Inc.	677	7,177
Synovus Financial Corp.	124,000	3,349
Wachovia Corp.	378,137	19,988
Wells Fargo & Co.	11,600	729
		102,619
Consumer Finance – 0.3%
Capital One Financial Corp.	37,600	3,249
Credit Saison Co. Ltd.	58,000	2,897
MBNA Corp.	127,700	3,467
		9,613
Diversified Financial Services – 1.1%
Citigroup, Inc.	681,333	33,065
ING Groep NV (Certificaten Van Aandelen)	109,500	3,813
		36,878
Insurance – 7.9%
ACE Ltd.	333,540	17,824
AFLAC, Inc.	39,000	1,810
Allianz AG (Reg.)	16,900	2,559
AMBAC Financial Group, Inc.	182,200	14,040
American International Group, Inc.	1,922,400	131,165
Hartford Financial Services Group, Inc.	484,300	41,597
MBIA, Inc.	179,200	10,781
MetLife, Inc.	281,800	13,808
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	36,800	4,983
Swiss Reinsurance Co. (Reg.)	75,549	5,531
The Chubb Corp.	138,900	13,564
Transatlantic Holdings, Inc.	25,100	1,687
		259,349
Thrifts & Mortgage Finance – 1.0%
Fannie Mae	601,386	29,354
MGIC Investment Corp.	62,100	4,087
		33,441

TOTAL FINANCIALS		506,852

Quarterly Report

4

Common Stocks continued
		Shares	Value (000s)

HEALTH CARE – 12.2%
Health Care Providers & Services – 5.3%
Cardinal Health, Inc.		2,284,020	$157,027
UnitedHealth Group, Inc.		250,400	15,560
			172,587
Pharmaceuticals – 6.9%
Cipla Ltd.		137,547	1,370
Johnson & Johnson		899,200	54,042
Novartis AG (Reg.)		131,983	6,926
Pfizer, Inc.		2,570,800	59,951
Roche Holding AG (participation certificate)		46,731	7,017
Wyeth		2,128,500	98,060
			227,366

TOTAL HEALTH CARE			399,953

INDUSTRIALS – 5.0%
Aerospace & Defense – 0.9%
Honeywell International, Inc.		304,700	11,350
Lockheed Martin Corp.		136,100	8,660
United Technologies Corp.		172,800	9,661
			29,671
Industrial Conglomerates – 3.5%
3M Co.		405,300	31,411
General Electric Co.		1,781,240	62,432
Smiths Group PLC		282,900	5,094
Tyco International Ltd.		537,600	15,515
			114,452
Machinery – 0.5%
Ingersoll-Rand Co. Ltd. Class A		423,400	17,093
Marine – 0.0%
Alexander & Baldwin, Inc.		9,626	522
Road & Rail 0.1%
Burlington Northern Santa Fe Corp.		18,000	1,275

TOTAL INDUSTRIALS			163,013

INFORMATION TECHNOLOGY – 11.4%
Communications Equipment – 1.8%
Cisco Systems, Inc. (a)		2,341,100	40,080
Comverse Technology, Inc. (a)		117,700	3,130

	5		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Motorola, Inc.	59,400	$1,342
Nokia Corp. sponsored ADR	723,500	13,240
Research In Motion Ltd. (a)	19,100	1,261
		59,053
Computers & Peripherals – 1.6%
Dell, Inc. (a)	738,000	22,133
EMC Corp. (a)	260,000	3,541
International Business Machines Corp.	318,800	26,205
		51,879
Electronic Equipment & Instruments – 0.3%
AU Optronics Corp. sponsored ADR	378,558	5,682
Flextronics International Ltd. (a)	314,400	3,282
Jabil Circuit, Inc. (a)	44,100	1,636
		10,600
Internet Software & Services – 0.2%
Yahoo! Japan Corp	3,517	5,339
IT Services – 0.1%
First Data Corp.	91,000	3,914
Satyam Computer Services Ltd.	81,642	1,339
		5,253
Office Electronics – 0.1%
Canon, Inc.	42,800	2,518
Semiconductors & Semiconductor Equipment – 2.8%
Advanced Semiconductor Engineering, Inc.	9,771,000	8,959
Analog Devices, Inc.	69,500	2,493
Applied Materials, Inc.	822,600	14,757
ASML Holding NV (NY Shares) (a)	199,700	4,010
Intel Corp.	1,297,440	32,384
KLA Tencor Corp.	98,300	4,849
Lam Research Corp. (a)	145,475	5,191
Linear Technology Corp.	34,800	1,255
Novellus Systems, Inc. (a)	92,500	2,231
STATS ChipPAC Ltd. sponsored ADR (a)	524,500	3,567
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	304,188	3,015
Tokyo Electron Ltd.	127,200	7,994
Xilinx, Inc.	23,700	597
		91,302

Quarterly Report

6

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Software 4.5%
BEA Systems, Inc. (a)	676,800	$6,362
Microsoft Corp.	3,777,708	98,787
Oracle Corp. (a)	1,129,900	13,796
Symantec Corp. (a)	1,584,625	27,731
		146,676

TOTAL INFORMATION TECHNOLOGY		372,620

MATERIALS 0.4%
Chemicals – 0.3%
Nitto Denko Corp.	45,100	3,515
Praxair, Inc.	134,100	7,102
		10,617
Metals & Mining – 0.1%
BHP Billiton Ltd. sponsored ADR	101,000	3,375

TOTAL MATERIALS		13,992

TELECOMMUNICATION SERVICES – 4.6%
Diversified Telecommunication Services – 4.3%
AT&T, Inc.	3,830,900	93,819
BellSouth Corp.	727,200	19,707
Qwest Communications International, Inc. (a)	2,544,800	14,378
TDC AS	15,200	911
Verizon Communications, Inc.	406,100	12,232
		141,047
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp.	296,685	6,931
Vodafone Group PLC	2,021,200	4,340
		11,271

TOTAL TELECOMMUNICATION SERVICES		152,318

UTILITIES – 0.2%
Electric Utilities – 0.2%
E.ON AG	79,500	8,233
TOTAL COMMON STOCKS
(Cost $2,172,558)		2,208,551

7 Quarterly Report

Investments (Unaudited) continued

Convertible Bonds 0.2%
	Principal	Value
	Amount (000s)	(000s)

TELECOMMUNICATION SERVICES – 0.2%
Diversified Telecommunication Services – 0.2%
Qwest Communications International, Inc. 3.5%
11/15/25	$6,420	$7,443
TOTAL CONVERTIBLE BONDS
(Cost $6,420)		7,443
U.S. Treasury Obligations 0.3%

U.S. Treasury Bills, yield at date of purchase 3.67% to
3.98% 1/12/06 to 3/9/06 (c)
(Cost $9,346)	9,400	9,349
Fixed Income Funds 19.4%
	Shares
Fidelity Floating Rate Central Investment Portfolio (d)	611,762	61,341
Fidelity High Income Central Investment Portfolio 1 (d)	2,660,093	257,603
Fidelity Tactical Income Central Investment Portfolio (d)	3,249,512	319,525
TOTAL FIXED INCOME FUNDS
(Cost $629,591)		638,469
Money Market Funds 12.8%
Fidelity Cash Central Fund, 4.28% (b)	411,566,012	411,566
Fidelity Money Market Central Fund, 4.35% (b)	8,056,119	8,056
TOTAL MONEY MARKET FUNDS
(Cost $419,622)		419,622

TOTAL INVESTMENT PORTFOLIO 100.0%
(Cost $3,237,537)		3,283,434

NET OTHER ASSETS – 0.0%		(1,517)

NET ASSETS 100%		$3,281,917

Quarterly Report

8

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased

Equity Index Contracts
565 S&P 500 Index Contracts	March 2006	$177,241	$(1,790)

The face value of futures purchased as a percentage of net assets – 5.4%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $9,349,000.

(d) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements, which are
not covered by the investing fund’s
Report of Independent Registered Public
Accounting Firm, are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

9 Quarterly Report

Investments (Unaudited) continued

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$3,698
Fidelity Floating Rate Central Investment Portfolio	921
Fidelity High Income Central Investment Portfolio 1	4,969
Fidelity Money Market Central Fund	83
Fidelity Securities Lending Cash Central Fund	19
Fidelity Tactical Income Central Investment Portfolio	3,566
Total	$13,256

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value,			Value,	% ownership,
	beginning of		Sales	end of	end of
Fund	period	Purchases	Proceeds	period	period
Fidelity Floating Rate
Central Investment
Portfolio	$61,549	$—	$—	$61,341	9.3%
Fidelity High Income
Central Investment
Portfolio 1	258,827	—	—	257,603	24.6%
Fidelity Tactical Income
Central Investment
Portfolio	215,313	104,850	—	319,525	8.6%

Total	$535,689	$104,850	$—	$638,469

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,247,390,000. Net unrealized appreciation aggregated $36,044,000, of which $246,383,000 related to appreciated investment securities and $210,339,000 related to depreciated investment securities.

Quarterly Report 10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

11 Quarterly Report

Quarterly Holdings Report for Fidelity® Asset Manager: Income®

December 31, 2005

1.811345.101 AMI-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 18.0%
	Shares	Value (000s)

CONSUMER DISCRETIONARY – 1.7%
Automobiles – 0.2%
Toyota Motor Corp.	79,100	$4,138
Hotels, Restaurants & Leisure 0.3%
Greek Organization of Football Prognostics SA	79,100	2,725
Starwood Hotels & Resorts Worldwide, Inc. unit	39,500	2,522
		5,247
Household Durables – 0.2%
Ryland Group, Inc.	35,400	2,553
Media – 0.1%
SES Global unit	118,577	2,035
Specialty Retail – 0.9%
Abercrombie & Fitch Co. Class A	39,500	2,575
bebe Stores, Inc.	86,000	1,207
Best Buy Co., Inc.	39,500	1,717
Chico’s FAS, Inc. (a)	39,500	1,735
Circuit City Stores, Inc.	158,100	3,571
Tiffany & Co., Inc.	78,600	3,010
Yamada Denki Co. Ltd.	23,700	2,967
		16,782

TOTAL CONSUMER DISCRETIONARY		30,755

CONSUMER STAPLES 0.5%
Food & Staples Retailing – 0.2%
Wal-Mart Stores, Inc.	79,100	3,702
Tobacco 0.3%
Altria Group, Inc.	60,800	4,543

TOTAL CONSUMER STAPLES		8,245

ENERGY 2.9%
Energy Equipment & Services – 1.4%
BJ Services Co.	79,100	2,901
GlobalSantaFe Corp.	55,400	2,668
Halliburton Co.	90,900	5,632
Nabors Industries Ltd. (a)	58,700	4,447
Schlumberger Ltd. (NY Shares)	69,000	6,703
TODCO Class A	39,500	1,503
Transocean, Inc. (a)	39,500	2,753
		26,607

Quarterly Report

2

Common Stocks continued
	Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – 1.5%
Amerada Hess Corp.	63,700	$8,081
EOG Resources, Inc.	23,700	1,739
Exxon Mobil Corp.	55,500	3,117
Peabody Energy Corp.	23,700	1,953
Quicksilver Resources, Inc. (a)	93,900	3,945
Ultra Petroleum Corp. (a)	64,400	3,594
Valero Energy Corp.	93,900	4,845
		27,274

TOTAL ENERGY		53,881

FINANCIALS – 2.9%
Capital Markets 1.1%
E*TRADE Financial Corp. (a)	200,000	4,172
E*TRADE Securities Co. Ltd.	500	3,863
Lazard Ltd. Class A	56,900	1,815
Legg Mason, Inc.	39,100	4,680
Nikko Cordial Corp.	197,500	3,129
TradeStation Group, Inc. (a)	299,000	3,702
		21,361
Commercial Banks – 1.4%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	118,600	3,457
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	105,700	2,539
Bank of America Corp.	79,100	3,650
Finansbank AS	636,084	2,826
Sumitomo Mitsui Financial Group, Inc.	395	4,188
Turkiye Garanti Bankasi AS	830,000	3,011
Turkiye Is Bankasi AS Series C unit	285,000	2,469
Uniao de Bancos Brasileiros SA (Unibanco) GDR	46,000	2,924
		25,064
Diversified Financial Services – 0.1%
IntercontinentalExchange, Inc.	41,500	1,509
Insurance – 0.2%
American International Group, Inc.	54,600	3,725

3 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Real Estate 0.1%
Equity Residential (SBI)	25,800	$1,009
Vornado Realty Trust	15,800	1,319
		2,328

TOTAL FINANCIALS		53,987

HEALTH CARE – 2.2%
Biotechnology – 0.5%
Affymetrix, Inc. (a)	50,000	2,388
Celgene Corp. (a)	39,500	2,560
Crucell NV sponsored ADR (a)	79,100	2,025
Momenta Pharmaceuticals, Inc. (a)	79,100	1,743
		8,716
Health Care Equipment & Supplies – 0.1%
ResMed, Inc. (a)	47,400	1,816
Health Care Providers & Services – 1.1%
Cardinal Health, Inc.	46,000	3,163
Medco Health Solutions, Inc. (a)	63,000	3,515
Psychiatric Solutions, Inc. (a)	63,300	3,718
UnitedHealth Group, Inc.	123,900	7,699
Vital Images, Inc. (a)	100,000	2,615
		20,710
Pharmaceuticals – 0.5%
NitroMed, Inc. (a)	118,600	1,654
Sepracor, Inc. (a)	62,400	3,220
Teva Pharmaceutical Industries Ltd. sponsored ADR	79,100	3,402
		8,276

TOTAL HEALTH CARE		39,518

INDUSTRIALS – 2.3%
Aerospace & Defense – 0.2%
The Boeing Co.	54,400	3,821
Air Freight & Logistics – 0.3%
FedEx Corp.	39,100	4,043
United Parcel Service, Inc. Class B	31,600	2,375
		6,418

Quarterly Report

4

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Airlines – 0.6%
Ryanair Holdings PLC sponsored ADR (a)	103,200	$5,778
US Airways Group, Inc. (a)	141,099	5,240
		11,018
Commercial Services & Supplies – 0.2%
Monster Worldwide, Inc. (a)	71,700	2,927
Electrical Equipment – 0.1%
Rockwell Automation, Inc.	46,000	2,721
Industrial Conglomerates – 0.3%
General Electric Co.	136,100	4,770
Machinery – 0.6%
Bucyrus International, Inc. Class A	43,000	2,266
Caterpillar, Inc.	101,700	5,875
Danaher Corp.	46,000	2,566
		10,707

TOTAL INDUSTRIALS		42,382

INFORMATION TECHNOLOGY – 3.7%
Communications Equipment – 0.4%
QUALCOMM, Inc.	78,600	3,386
TomTom Group BV	118,600	4,072
		7,458
Computers & Peripherals – 0.5%
Apple Computer, Inc. (a)	47,400	3,408
International Business Machines Corp.	39,500	3,247
Komag, Inc. (a)	100,000	3,466
		10,121
Electronic Equipment & Instruments – 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	435,054	2,386
Ibiden Co. Ltd.	62,500	3,350
Nippon Electric Glass Co. Ltd.	119,000	2,599
		8,335
Internet Software & Services – 0.3%
Google, Inc. Class A (sub. vtg.) (a)	7,700	3,194
Yahoo!, Inc. (a)	39,300	1,540
		4,734

5 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
IT Services – 0.2%
Global Payments, Inc.	46,000	$2,144
MoneyGram International, Inc.	92,000	2,399
		4,543
Semiconductors & Semiconductor Equipment – 1.4%
Advanced Micro Devices, Inc. (a)	124,600	3,813
Applied Materials, Inc.	79,100	1,419
ASML Holding NV (NY Shares) (a)	183,900	3,693
Broadcom Corp. Class A (a)	39,500	1,862
Lam Research Corp. (a)	79,100	2,822
Marvell Technology Group Ltd. (a)	70,900	3,977
MEMC Electronic Materials, Inc. (a)	58,900	1,306
Spansion, Inc.	296,800	4,131
Trident Microsystems, Inc. (a)	158,100	2,846
		25,869
Software 0.4%
Adobe Systems, Inc.	46,000	1,700
Microsoft Corp.	233,400	6,103
		7,803

TOTAL INFORMATION TECHNOLOGY		68,863

MATERIALS 1.0%
Metals & Mining – 1.0%
Companhia Vale do Rio Doce sponsored ADR	87,000	3,579
Eldorado Gold Corp. (a)	395,300	1,935
Glamis Gold Ltd. (a)	79,100	2,175
Goldcorp, Inc.	118,600	2,642
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	158,100	2,063
Kinross Gold Corp. (a)	395,300	3,652
Phelps Dodge Corp.	19,800	2,849
		18,895

TELECOMMUNICATION SERVICES – 0.8%
Wireless Telecommunication Services – 0.8%
America Movil SA de CV Series L sponsored ADR	135,800	3,974
American Tower Corp. Class A (a)	138,900	3,764
Investcom LLC GDR	86,000	1,208
NII Holdings, Inc. (a)	109,500	4,783
		13,729

Quarterly Report

6

Common Stocks continued
	Shares	Value (000s)

UTILITIES – 0.0%
Electric Utilities – 0.0%
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	$0
TOTAL COMMON STOCKS
(Cost $258,676)		330,255
U.S. Treasury Obligations 0.2%
	Principal
	Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.67% to
3.98% 1/12/06 to 3/9/06 (d)
(Cost $4,074)	$4,100	4,075
Fixed Income Funds 40.0%
	Shares
Fidelity Floating Rate Central Investment Portfolio (e)	254,817	25,551
Fidelity High Income Central Investment Portfolio 1 (e)	446,101	43,200
Fidelity Tactical Income Central Investment Portfolio (e)	6,778,929	666,572
TOTAL FIXED INCOME FUNDS
(Cost $733,952)		735,323
Money Market Funds 28.1%
Fidelity Cash Central Fund, 4.28% (b)	368,283,677	368,284
Fidelity Money Market Central Fund, 4.35% (b)	135,550,134	135,550
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	12,676,446	12,676
TOTAL MONEY MARKET FUNDS
(Cost $516,510)		516,510

7 Quarterly Report

Investments (Unaudited) continued

Cash Equivalents 14.4%
		Maturity	Value
		Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.51%,
dated 12/30/05 due 1/3/06) (f)
(Cost $265,001)		$265,104	$265,001

TOTAL INVESTMENT PORTFOLIO 100.7%
(Cost $1,778,213)			1,851,164

NET OTHER ASSETS – (0.7)%			(13,184)

NET ASSETS 100%			$1,837,980

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
			(000s)
Purchased
Equity Index Contracts
246 S&P 500 Index Contracts	March 2006	$77,170	$(779)

The face value of futures purchased as a percentage of net assets – 4.2%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $4,075,000.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list
of holdings for each fixed-income
central fund, as of the investing fund’s
report date, is available upon request
or at fidelity.com. The reports are
located just after the fund’s financial
statements and quarterly reports but are
not part of the financial statements or
quarterly reports. In addition, the
fixed-income central fund’s financial
statements, which are not covered by
the investing fund’s Report of
Independent Registered Public
Accounting Firm, are available on the
EDGAR Database on the SEC’s web
site, www.sec.gov, or upon request.

Quarterly Report 8

(f) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$265,001,000 due 1/3/06 at 3.51%
Deutsche Bank Securities Inc.	$12,915
J.P. Morgan Securities, Inc.	14,800
Lehman Brothers Inc	229,220
Morgan Stanley & Co. Incorporated.	8,066
$265,001

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Income received
Fund	(amounts in thousands)
Fidelity Cash Central Fund	$3,622
Fidelity Floating Rate Central Investment Portfolio	383
Fidelity High Income Central Investment Portfolio 1	833
Fidelity Money Market Central Fund	1,392
Fidelity Securities Lending Cash Central Fund	53
Fidelity Tactical Income Central Investment Portfolio	7,537
Total	$13,820

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value,			Value,	% ownership,
Fund	beginning of		Sales	end of	end of
(amounts in thousands)	period	Purchases	Proceeds	period	period
Fidelity Floating Rate
Central Investment
Portfolio	$25,637	$—	$—	$25,551	3.9%
Fidelity High Income
Central Investment
Portfolio 1	43,406	—	—	43,200	4.1%
Fidelity Tactical Income
Central Investment
Portfolio	508,577	159,772	—	666,572	18.0%
Total	$577,620	$159,772	$—	$735,323

9 Quarterly Report

Investments (Unaudited) continued

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,778,479,000. Net unrealized appreciation aggregated $72,685,000, of which $76,407,000 related to appreciated investment securities and $3,722,000 related to depreciated investment securities.

Quarterly Report

10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

11 Quarterly Report

Quarterly Holdings Report for Spartan® Investment Grade Bond Fund

December 31, 2005

1.811342.101 SIG QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 18.9%
		Principal	Value
		Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 1.7%
Automobiles – 0.5%
Ford Motor Co.:
6.375% 2/1/29		$1,750	$1,103
6.625% 10/1/28		2,065	1,332
7.45% 7/16/31		13,555	9,217
General Motors Corp. 8.375% 7/15/33		5,755	3,798
			15,450
Media – 1.2%
Comcast Corp. 5.65% 6/15/35		3,475	3,197
Cox Communications, Inc.:
4.625% 1/15/10		6,210	6,012
7.125% 10/1/12		2,145	2,298
Liberty Media Corp.:
5.7% 5/15/13		2,000	1,865
8.25% 2/1/30		5,575	5,463
News America Holdings, Inc. 7.75% 12/1/45		1,705	1,955
News America, Inc. 6.2% 12/15/34		3,295	3,273
TCI Communications, Inc. 9.8% 2/1/12		4,400	5,308
Time Warner Entertainment Co. LP:
8.875% 10/1/12		750	874
10.15% 5/1/12		500	609
Time Warner, Inc. 6.625% 5/15/29		6,950	6,940
Univision Communications, Inc. 3.875% 10/15/08		1,065	1,024
			38,818

TOTAL CONSUMER DISCRETIONARY			54,268

CONSUMER STAPLES 0.3%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (b)		3,030	2,948
Food Products 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (b)(f)		3,580	3,678
Tobacco 0.1%
Altria Group, Inc. 7% 11/4/13		3,365	3,682

TOTAL CONSUMER STAPLES			10,308

ENERGY 1.7%
Energy Equipment & Services – 0.1%
Cooper Cameron Corp. 2.65% 4/15/07		2,835	2,741

Quarterly Report	2

Nonconvertible Bonds continued
	Principal	Value
	Amount (000s)	(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	$3,555	$3,500
Kerr-McGee Corp. 6.95% 7/1/24	5,260	5,579
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,500	1,435
Kinder Morgan Finance Co. ULC 5.35% 1/5/11 (b)	8,085	8,097
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	3,000	3,096
Pemex Project Funding Master Trust:
6.625% 6/15/35 (b)	1,735	1,739
7.375% 12/15/14	21,500	23,887
8.625% 2/1/22	3,700	4,546
		51,879

TOTAL ENERGY		54,620

FINANCIALS – 8.8%
Capital Markets 1.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	2,400	2,321
4.25% 9/4/12 (f)	2,835	2,806
Goldman Sachs Capital I 6.345% 2/15/34	6,650	6,986
Goldman Sachs Group, Inc. 5.25% 10/15/13	7,020	7,018
JPMorgan Chase Capital XV 5.875% 3/15/35	2,830	2,814
Lazard Group LLC 7.125% 5/15/15	4,540	4,767
Lehman Brothers Holdings E-Capital Trust I 5.15%
8/19/65 (b)(f)	7,200	7,218
Merrill Lynch & Co., Inc. 4.25% 2/8/10	5,420	5,272
Morgan Stanley 6.6% 4/1/12	7,000	7,524
Nuveen Investments, Inc. 5% 9/15/10	2,300	2,263
		48,989
Commercial Banks – 1.4%
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,320	1,286
5.25% 2/10/14 (b)	2,225	2,234
KeyCorp Capital Trust VII 5.7% 6/15/35	6,500	6,218
Korea Development Bank:
3.875% 3/2/09	6,990	6,763
4.75% 7/20/09	2,350	2,330
5.75% 9/10/13	4,543	4,706
PNC Funding Corp. 4.2% 3/10/08	2,280	2,246
Rabobank Capital Funding Trust II 5.26%
12/31/49 (b)(f)	5,700	5,647

3		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount (000s)	(000s)

FINANCIALS – continued
Commercial Banks – continued
Wachovia Bank NA 4.875% 2/1/15	$8,410	$8,202
Wachovia Corp. 4.875% 2/15/14	1,791	1,753
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10 .	2,200	2,430
		43,815
Consumer Finance – 0.5%
Household Finance Corp. 4.125% 11/16/09	11,845	11,436
HSBC Finance Corp. 6.75% 5/15/11	5,160	5,538
		16,974
Diversified Financial Services – 1.3%
ILFC E Capital Trust II 6.25% 12/21/65 (b)(f)	1,270	1,289
JPMorgan Chase & Co.:
4.875% 3/15/14	3,990	3,891
5.125% 9/15/14	10,000	9,899
6.75% 2/1/11	7,480	8,012
JPMorgan Chase Capital XVII 5.85% 8/1/35	7,405	7,327
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (b)	8,370	8,647
Prime Property Funding, Inc. 5.125% 6/1/15 (b)	3,585	3,467
		42,532
Insurance – 0.9%
Aegon NV 4.75% 6/1/13	6,900	6,725
Assurant, Inc. 5.625% 2/15/14	1,830	1,853
Axis Capital Holdings Ltd. 5.75% 12/1/14	12,450	12,453
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(f)	5,290	5,258
Travelers Property Casualty Corp. 6.375% 3/15/33	2,200	2,343
		28,632
Real Estate 2.1%
Archstone Smith Operating Trust 5.25% 5/1/15	3,435	3,387
Boston Properties, Inc. 6.25% 1/15/13	982	1,030
Brandywine Operating Partnership LP 5.625%
12/15/10	4,505	4,508
Camden Property Trust 5.875% 6/1/07	2,400	2,421
CarrAmerica Realty Corp.:
5.25% 11/30/07	2,805	2,800
5.5% 12/15/10	5,585	5,576
CenterPoint Properties Trust 5.75% 8/15/09	3,065	3,099
Colonial Properties Trust 4.75% 2/1/10	2,635	2,567
Developers Diversified Realty Corp. 5.25% 4/15/11	1,495	1,480

Quarterly Report 4

Nonconvertible Bonds continued
	Principal	Value
	Amount (000s)	(000s)

FINANCIALS – continued
Real Estate continued
EOP Operating LP:
4.65% 10/1/10	$3,070	$2,975
4.75% 3/15/14	4,225	3,993
5.875% 1/15/13	2,592	2,635
6.75% 2/15/12	2,115	2,245
7.75% 11/15/07	3,410	3,572
Equity Residential 5.125% 3/15/16	3,045	2,933
Healthcare Realty Trust, Inc. 5.125% 4/1/14	1,220	1,155
iStar Financial, Inc. 5.8% 3/15/11	1,690	1,701
Regency Centers LP 6.75% 1/15/12	5,055	5,403
Simon Property Group LP:
4.6% 6/15/10	2,310	2,252
5.1% 6/15/15	3,415	3,303
5.75% 12/1/15 (b)	3,155	3,202
Tanger Properties LP 6.15% 11/15/15	5,000	5,051
		67,288
Thrifts & Mortgage Finance – 1.0%
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	2,250	2,155
4.9% 9/23/10	11,960	11,749
Residential Capital Corp. 6.375% 6/30/10	5,140	5,223
Washington Mutual, Inc.:
4.625% 4/1/14	4,935	4,641
4.8969% 9/17/12 (f)	7,500	7,500
		31,268

TOTAL FINANCIALS		279,498

INDUSTRIALS – 1.1%
Aerospace & Defense – 0.1%
Bombardier, Inc. 7.45% 5/1/34 (b)	4,090	3,456
Airlines – 0.9%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	419	426
6.978% 10/1/12	896	924
7.024% 4/15/11	1,235	1,266
7.324% 4/15/11	2,166	2,036
7.858% 4/1/13	9,000	9,489

5 Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount (000s)	(000s)

INDUSTRIALS – continued
Airlines – continued
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	$503	$500
6.648% 3/15/19	2,595	2,536
7.056% 3/15/11	705	724
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	6,340	6,245
7.57% 11/18/10	2,298	2,264
		26,410
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (b)	2,600	3,003

TOTAL INDUSTRIALS		32,869

INFORMATION TECHNOLOGY – 0.3%
Semiconductors & Semiconductor Equipment – 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	6,340	6,318
6.375% 8/3/15	3,765	3,743
		10,061

MATERIALS 0.1%
Paper & Forest Products 0.1%
International Paper Co. 4.25% 1/15/09	3,460	3,358

TELECOMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 2.0%
Ameritech Capital Funding Corp. 6.25% 5/18/09	2,255	2,328
British Telecommunications PLC 8.375% 12/15/10	4,545	5,174
Koninklijke KPN NV yankee 8% 10/1/10	5,580	6,128
KT Corp. 5.875% 6/24/14 (b)	2,160	2,244
Sprint Capital Corp. 7.625% 1/30/11	3,700	4,080
Telecom Italia Capital:
4% 1/15/10	4,055	3,862
4.875% 10/1/10	5,700	5,588
4.95% 9/30/14	3,180	3,037
TELUS Corp. yankee 7.5% 6/1/07	10,835	11,189
Verizon Global Funding Corp.:
5.85% 9/15/35	12,540	12,084

Quarterly Report

6

Nonconvertible Bonds continued
	Principal	Value
	Amount (000s)	(000s)

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Verizon Global Funding Corp.: – continued
7.25% 12/1/10	$6,435	$6,983
Verizon New York, Inc. 6.875% 4/1/12	1,555	1,621
		64,318
Wireless Telecommunication Services – 0.1%
America Movil SA de CV 6.375% 3/1/35	3,595	3,546

TOTAL TELECOMMUNICATION SERVICES		67,864

UTILITIES – 2.8%
Electric Utilities – 1.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,775	2,829
Exelon Corp. 4.9% 6/15/15	8,115	7,745
Exelon Generation Co. LLC 5.35% 1/15/14	7,000	6,979
FirstEnergy Corp.:
5.5% 11/15/06	2,920	2,930
6.45% 11/15/11	2,005	2,125
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720	6,032
Pacific Gas & Electric Co. 4.2% 3/1/11	845	810
Progress Energy, Inc.:
7.1% 3/1/11	6,310	6,808
7.75% 3/1/31	10,125	12,145
Southern California Edison Co. 4.65% 4/1/15	290	281
TXU Energy Co. LLC 7% 3/15/13	2,915	3,106
		51,790
Gas Utilities 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,200	1,288
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,435	3,742
		5,030
Independent Power Producers & Energy Traders – 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	3,305	3,606
Duke Capital LLC:
4.331% 11/16/06	1,395	1,385
5.668% 8/15/14	3,120	3,147
Duke Energy Corp. 5.625% 11/30/12	3,500	3,590
PSEG Power LLC 7.75% 4/15/11	3,000	3,322
TXU Corp. 5.55% 11/15/14	2,890	2,759
		17,809

7 Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount (000s)	(000s)

UTILITIES – continued
Multi-Utilities – 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	$3,815	$3,728
5.95% 6/15/35	5,315	5,188
DTE Energy Co. 7.05% 6/1/11	2,165	2,333
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	2,385	2,368
		13,617

TOTAL UTILITIES		88,246

TOTAL NONCONVERTIBLE BONDS
(Cost $606,631)		601,092

U.S. Government and Government Agency Obligations 20.6%

U.S. Government Agency Obligations 5.1%
Fannie Mae:
4.375% 7/17/13	9,595	9,265
6.25% 2/1/11	47,425	50,086
Freddie Mac:
4.5% 1/15/14	64,090	62,902
5.25% 11/5/12	2,810	2,774
5.875% 3/21/11	34,610	36,065

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		161,092
U.S. Treasury Inflation Protected Obligations 6.4%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	48,492	51,039
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	94,628	89,987
2% 1/15/14	63,958	63,604

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		204,630
U.S. Treasury Obligations – 9.1%
U.S. Treasury Bond – principal STRIPS 0% 2/15/15	30,000	20,046
U.S. Treasury Bonds 8% 11/15/21	30,955	42,647

Quarterly Report

8

U.S. Government and Government Agency Obligations continued
	Principal	Value
	Amount (000s)	(000s)
U.S. Treasury Obligations continued
U.S. Treasury Notes 2.75% 7/31/06	$45,637	$45,207
U.S. Treasury Notes – principal STRIPS stripped principal
0% 11/15/08	206,360	182,184

TOTAL U.S. TREASURY OBLIGATIONS		290,084

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $659,248)		655,806

U.S. Government Agency Mortgage Securities 29.8%

Fannie Mae – 28.1%
3.477% 4/1/34 (f)	884	878
3.726% 1/1/35 (f)	595	586
3.752% 10/1/33 (f)	405	395
3.787% 12/1/34 (f)	103	102
3.793% 6/1/34 (f)	1,760	1,696
3.82% 6/1/33 (f)	289	284
3.83% 1/1/35 (f)	383	378
3.847% 1/1/35 (f)	1,129	1,115
3.861% 11/1/34 (f)	2,392	2,358
3.878% 6/1/33 (f)	1,588	1,563
3.889% 12/1/34 (f)	362	362
3.906% 10/1/34 (f)	481	476
3.948% 11/1/34 (f)	743	737
3.952% 5/1/34 (f)	151	153
3.964% 1/1/35 (f)	490	486
3.968% 5/1/33 (f)	134	133
3.983% 12/1/34 (f)	2,561	2,552
3.984% 12/1/34 (f)	486	484
3.991% 12/1/34 (f)	387	385
3.993% 1/1/35 (f)	300	298
4.002% 2/1/35 (f)	346	343
4.023% 12/1/34 (f)	239	237
4.026% 1/1/35 (f)	674	669
4.029% 2/1/35 (f)	337	333
4.034% 10/1/18 (f)	378	371
4.037% 1/1/35 (f)	164	163
4.057% 1/1/35 (f)	325	321
4.064% 4/1/33 (f)	135	134

9		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount (000s)	(000s)
Fannie Mae continued
4.066% 12/1/34 (f)		$696	$693
4.079% 1/1/35 (f)		668	663
4.095% 2/1/35 (f)		236	234
4.099% 2/1/35 (f)		621	615
4.101% 2/1/35 (f)		237	235
4.105% 2/1/35 (f)		1,278	1,268
4.111% 1/1/35 (f)		693	686
4.12% 11/1/34 (f)		572	567
4.122% 1/1/35 (f)		1,259	1,248
4.123% 1/1/35 (f)		686	684
4.126% 2/1/35 (f)		797	794
4.161% 2/1/35 (f)		661	655
4.176% 11/1/34 (f)		180	179
4.176% 1/1/35 (f)		1,904	1,889
4.185% 1/1/35 (f)		799	784
4.205% 3/1/34 (f)		350	345
4.236% 1/1/34 (f)		2,075	2,043
4.25% 2/1/35 (f)		401	393
4.254% 1/1/34 (f)		1,269	1,249
4.278% 2/1/35 (f)		234	232
4.288% 8/1/33 (f)		803	794
4.291% 1/1/35 (f)		390	386
4.299% 3/1/35 (f)		381	378
4.308% 5/1/35 (f)		555	549
4.313% 3/1/33 (f)		205	201
4.327% 12/1/34 (f)		256	255
4.332% 1/1/35 (f)		452	446
4.339% 9/1/34 (f)		655	649
4.348% 1/1/35 (f)		427	419
4.365% 9/1/34 (f)		1,554	1,542
4.367% 2/1/34 (f)		942	928
4.374% 4/1/35 (f)		263	260
4.394% 2/1/35 (f)		619	608
4.406% 10/1/34 (f)		2,460	2,426
4.409% 5/1/35 (f)		1,187	1,174
4.411% 11/1/34 (f)		5,383	5,359
4.442% 10/1/34 (f)		2,085	2,086
4.445% 3/1/35 (f)		567	558
4.447% 4/1/34 (f)		637	634
4.467% 8/1/34 (f)		1,242	1,228
4.48% 1/1/35 (f)		611	608

Quarterly Report	10

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount (000s)	(000s)
Fannie Mae continued
4.481% 5/1/35 (f)		$421	$415
4.497% 3/1/35 (f)		1,257	1,237
4.5% 12/1/17 to 12/1/33		233,457	226,865
4.5% 1/1/21 (c)		44,868	43,648
4.5% 1/1/36 (c)		13,500	12,715
4.52% 8/1/34 (f)		872	878
4.522% 3/1/35 (f)		1,171	1,154
4.545% 2/1/35 (f)		2,655	2,642
4.545% 7/1/35 (f)		1,474	1,463
4.55% 2/1/35 (f)		423	419
4.56% 2/1/35 (f)		275	274
4.584% 2/1/35 (f)		3,762	3,718
4.607% 2/1/35 (f)		1,216	1,203
4.642% 11/1/34 (f)		1,296	1,287
4.674% 11/1/34 (f)		1,393	1,383
4.695% 3/1/35 (f)		3,342	3,330
4.72% 7/1/35 (f)		3,953	3,878
4.722% 3/1/35 (f)		650	644
4.729% 7/1/34 (f)		1,164	1,156
4.803% 12/1/34 (f)		1,116	1,113
4.816% 12/1/32 (f)		554	554
4.838% 12/1/34 (f)		444	442
5% 1/1/36 (c)		244,000	236,444
5.103% 9/1/34 (f)		523	524
5.111% 5/1/35 (f)		2,808	2,823
5.199% 6/1/35 (f)		2,061	2,069
5.5% 1/1/09 to 9/1/34		83,010	82,644
5.5% 1/1/36 (c)		122,120	120,937
6% 4/1/13 to 9/1/32		13,986	14,146
6% 1/1/36 (c)		9,080	9,165
6.5% 10/1/24 to 3/1/34		38,166	39,250
6.5% 1/1/36 (c)		9,756	10,009
7% 5/1/13 to 10/1/32		8,353	8,726
7.5% 1/1/26 to 7/1/29		2,388	2,507
9.5% 4/1/17 to 10/1/18		99	109

TOTAL FANNIE MAE			894,707
Freddie Mac – 0.8%
4.056% 12/1/34 (f)		414	410
4.103% 12/1/34 (f)		611	603
4.188% 1/1/35 (f)		617	609

	11		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount (000s)	(000s)
Freddie Mac continued
4.269% 3/1/35 (f)	$562	$558
4.3% 5/1/35 (f)	965	957
4.307% 12/1/34 (f)	592	582
4.331% 1/1/35 (f)	1,361	1,346
4.364% 3/1/35 (f)	852	835
4.39% 2/1/35 (f)	1,126	1,115
4.445% 3/1/35 (f)	547	537
4.447% 2/1/34 (f)	612	605
4.468% 6/1/35 (f)	797	787
4.481% 3/1/35 (f)	1,551	1,522
4.489% 3/1/35 (f)	633	622
4.49% 3/1/35 (f)	3,916	3,864
4.5% 5/1/19	1,299	1,266
4.552% 2/1/35 (f)	889	877
5.017% 4/1/35 (f)	3,095	3,091
5.285% 8/1/33 (f)	251	254
6% 5/1/33	5,063	5,128
8.5% 5/1/25 to 8/1/27	241	262

TOTAL FREDDIE MAC		25,830
Government National Mortgage Association 0.9%
5.5% 4/15/29 to 5/15/34	8,468	8,530
6% 10/15/08 to 7/15/29	957	979
6.5% 10/15/27 to 2/15/33	1,790	1,872
7% 3/15/23 to 1/15/33	15,295	16,060
7.5% 6/15/06 to 10/15/27	831	879
8% 1/15/30 to 6/15/32	47	50
8.5% 8/15/29	87	94

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		28,464

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $950,402)		949,001

Asset Backed Securities 5.2%

ACE Securities Corp. Series 2004-HE1:
Class M1, 4.8788% 2/25/34 (f)	975	977
Class M2, 5.4788% 2/25/34 (f)	1,100	1,107
Aircraft Lease Securitization Ltd. Series 2005-1
Class C1, 8.0813% 9/9/30 (b)(f)	795	803

Quarterly Report 12

Asset Backed Securities continued
	Principal	Value
	Amount (000s)	(000s)
American Express Credit Account Master Trust Series
2004-C Class C, 4.8694% 2/15/12 (b)(f)	$8,569	$8,586
AmeriCredit Automobile Receivables Trust Series 2005-1
Class E, 5.82% 6/6/12 (b)	1,735	1,730
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.8088% 4/25/34 (f)	545	545
Class M2, 4.8588% 4/25/34 (f)	425	425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 4.7294% 12/15/33 (f)	1,043	1,046
Series 2004-HE2 Class M1, 4.9288% 4/25/34 (f)	2,670	2,680
Bank One Issuance Trust:
Series 2002-C1 Class C1, 5.3294% 12/15/09 (f)	3,285	3,314
Series 2004-B2 Class B2, 4.37% 4/15/12	5,500	5,392
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.8288% 2/28/44 (f)	2,074	2,080
Capital Auto Receivables Asset Trust Series 2004-2
Class A2, 3.35% 2/15/08	3,520	3,475
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.5394% 2/17/09 (f)	7,130	7,148
Series 2003-B2 Class B2, 3.5% 2/17/09	3,750	3,735
Series 2003-B4 Class B4, 5.1694% 7/15/11 (f)	3,395	3,444
Series 2004-6 Class B, 4.15% 7/16/12	4,560	4,435
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (b)	2,226	2,203
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.5694% 5/15/09 (f)	1,855	1,855
Citibank Credit Card Issuance Trust Series 2003-C1
Class C1, 5.2% 4/7/10 (f)	2,375	2,421
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 4.8788% 5/25/34 (f)	3,340	3,346
Series 2004-3 Class M1, 4.8788% 6/25/34 (f)	650	651
Series 2005-3 Class MV1, 4.7988% 8/25/35 (f)	4,750	4,748
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,178	2,121
Class C, 5.074% 6/15/35 (b)	1,977	1,930
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 5.0588% 11/25/33 (f)	636	639
Class M2, 6.1288% 11/25/33 (f)	400	409
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.9288% 3/25/34 (f)	175	175
Class M4, 5.2788% 3/25/34 (f)	125	126

13 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount (000s)	(000s)
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.8088% 1/25/35 (f)	$725	$727
Class M2, 4.8388% 1/25/35 (f)	1,025	1,026
Class M3, 4.8688% 1/25/35 (f)	550	551
GSAMP Trust:
Series 2004-FM2:
Class M1, 4.8788% 1/25/34 (f)	1,500	1,500
Class M2, 5.4788% 1/25/34 (f)	700	700
Class M3, 5.6788% 1/25/34 (f)	700	700
Series 2004-OPT Class A1, 4.7188% 11/25/34 (f)	2,411	2,417
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.7588% 8/25/33 (f)	54	54
Class M1, 5.2588% 8/25/33 (f)	1,595	1,613
Series 2003-4:
Class M1, 4.4413% 10/25/33 (f)	2,125	2,136
Class M2, 5.5413% 10/25/33 (f)	2,515	2,539
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.83% 1/20/35 (f)	1,042	1,042
Class M2, 4.86% 1/20/35 (f)	781	781
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 4.7294% 1/15/09 (f)	24,500	24,523
Series 2003-B2 Class B2, 4.7594% 10/15/10 (f)	625	629
Series 2003-B3 Class B3, 4.7444% 1/18/11 (f)	3,295	3,311
Series 2003-B5 Class B5, 4.7394% 2/15/11 (f)	5,010	5,043
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.8788% 7/25/34 (f)	925	925
Class M2, 4.9288% 7/25/34 (f)	175	175
Class M3, 5.3288% 7/25/34 (f)	350	350
Class M4, 5.4788% 7/25/34 (f)	235	235
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.4788% 12/27/32 (f)	885	896
Series 2003-NC8 Class M1, 5.0788% 9/25/33 (f)	1,330	1,347
Series 2004-NC2 Class M1, 4.9288% 12/25/33 (f) .	1,130	1,135
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.3788% 1/25/32 (f)	2,373	2,377
Series 2002-NC1 Class M1, 5.1788% 2/25/32 (b)(f)	1,356	1,362
Series 2002-NC3 Class M1, 5.0988% 8/25/32 (f)	723	725
Series 2003-NC2 Class M2, 6.3788% 2/25/33 (f)	1,430	1,444
National Collegiate Funding LLC Series 2004-GT1
Class IO1, 7.87% 6/25/10 (b)(f)(g)	3,540	1,105
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	3,560	1,766

Quarterly Report 14

Asset Backed Securities continued
	Principal	Value
	Amount (000s)	(000s)
National Collegiate Student Loan Trust: – continued
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	$1,800	$429
Nissan Auto Lease Trust Series 2003-A Class A3B,
2.57% 6/15/09	2,147	2,127
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.8288% 6/25/34 (f)	650	651
Class M4, 5.3538% 6/25/34 (f)	1,065	1,069
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	1,775	1,752
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 4.4988% 6/25/36 (f)	7,001	7,002
Saxon Asset Securities Trust Series 2004-1 Class M1,
4.9088% 3/25/35 (f)	1,920	1,922
SLM Private Credit Student Loan Trust Series 2004-A
Class C, 5.4413% 6/15/33 (f)	2,165	2,210
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.9788% 11/25/34 (f)	785	789
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.8194% 3/15/11 (b)(f)	4,670	4,687
WFS Financial Owner Trust Class 2004-3 Series A3,
3.3% 3/17/09	5,300	5,242
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (b)(f)	3,535	3,534
TOTAL ASSET BACKED SECURITIES
(Cost $166,216)		166,094

Collateralized Mortgage Obligations 8.2%

Private Sponsor 6.0%
Adjustable Rate Mortgage Trust floater Series 2005-1
Class 5A2, 4.7088% 5/25/35 (f)	3,077	3,067
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3766% 12/25/33 (f)	649	644
Class 2A1, 4.1703% 12/25/33 (f)	2,449	2,404
Series 2003-L Class 2A1, 3.9816% 1/25/34 (f)	4,514	4,414
Series 2004-1 Class 2A2, 4.716% 10/25/34 (f)	3,620	3,579
Series 2004-B:
Class 1A1, 3.411% 3/25/34 (f)	1,285	1,267
Class 2A2, 4.1196% 3/25/34 (f)	1,683	1,640
Series 2004-C Class 1A1, 3.3687% 4/25/34 (f)	2,536	2,493
Series 2004 D:
Class 1A1, 3.5409% 5/25/34 (f)	3,205	3,167

15		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount (000s)	(000s)
Private Sponsor continued
Bank of America Mortgage Securities, Inc.: – continued
Series 2004 D:
Class 2A2, 4.2021% 5/25/34 (f)	$4,371	$4,289
Series 2004-G Class 2A7, 4.5831% 8/25/34 (f)	3,340	3,319
Series 2004-H Class 2A1, 4.4912% 9/25/34 (f)	3,534	3,480
Series 2004-J:
Class 1A2, 4.2908% 11/25/34 (f)	1,224	1,216
Class 2A1, 4.7935% 11/25/34 (f)	5,953	5,891
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1357% 8/25/35 (f)	4,734	4,725
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.6588% 1/25/35 (f)	11,502	11,502
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.7488% 4/25/34 (f)	693	694
Series 2004-AR6 Class 9A2, 4.7488% 10/25/34 (f) .	1,149	1,150
Gracechurch Mortgage Funding PLC Series 1A Class DB,
5.0045% 10/11/41 (b)(f)	3,795	3,795
Granite Master Issuer PLC floater Series 2005-2
Class M1, 4.61% 12/20/54 (f)	6,000	5,998
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	609	608
Master Asset Securitization Trust Series 2004-9
Class 7A1, 6.3313% 5/25/17 (f)	3,142	3,156
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2433% 8/25/17 (f)	2,451	2,494
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 4.45% 11/25/29 (f)	2,676	2,672
Series 2004-G Class A2, 5.01% 11/25/29 (f)	1,678	1,679
Series 2005-B Class A2, 4.79% 7/25/30 (f)	2,851	2,849
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.6688% 7/25/35 (f)	5,682	5,685
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,354	1,368
Series 2004-SL2 Class A1, 6.5% 10/25/16	486	495
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-B:
Class B3, 5.91% 7/10/35 (b)(f)	4,692	4,763
Class B4, 6.11% 7/10/35 (b)(f)	3,543	3,610
Class B5, 6.71% 7/10/35 (b)(f)	3,352	3,423
Class B6, 7.21% 7/10/35 (b)(f)	1,532	1,570
Series 2003-CB1:
Class B3, 5.81% 6/10/35 (b)(f)	1,612	1,639

Quarterly Report 16

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount (000s)	(000s)
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater: – continued
Series 2003-CB1:
Class B4, 6.01% 6/10/35 (b)(f)	$1,444	$1,470
Class B5, 6.61% 6/10/35 (b)(f)	985	1,006
Class B6, 7.11% 6/10/35 (b)(f)	583	597
Series 2004-A Class B5, 6.06% 2/10/36 (b)(f)	3,900	3,976
Series 2004-B:
Class B4, 5.46% 2/10/36 (b)(f)	586	593
Class B5, 5.91% 2/10/36 (b)(f)	391	396
Class B6, 6.36% 2/10/36 (b)(f)	98	99
Series 2004-C:
Class B4, 5.31% 9/10/36 (f)	786	798
Class B5, 5.71% 9/10/36 (f)	885	891
Class B6, 6.11% 9/10/36 (f)	98	99
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (f)	5,604	5,610
Series 2004-4 Class A, 4.62% 5/20/34 (f)	4,229	4,225
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.6888% 7/25/35 (f)	7,396	7,386
Thornburg Mortgage Securities Trust floater Series 2005 3:
Class A2, 4.6188% 10/25/35 (f)	3,113	3,113
Class A4, 4.6488% 10/25/35 (f)	8,010	8,010
WAMU Mortgage pass thru certificates:
floater Series 2005-AR13 Class A1C1, 4.3838%
10/25/45 (f)	13,939	13,939
Series 2005-AR19 Class A1C1, 4.56% 12/25/45 (f) .	7,507	7,507
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	522	534
Series 2004-RA2 Class 2A, 7% 7/25/33	752	768
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4509% 9/25/34 (f)	3,719	3,717
Series 2005-AR10 Class 2A2, 4.1101% 6/25/35 (f) .	6,672	6,550
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	10,448	10,262
Series 2005-AR9 Class 2A1, 4.3624% 5/25/35 (f)	3,414	3,370

TOTAL PRIVATE SPONSOR		189,661
U.S. Government Agency 2.2%
Fannie Mae Grantor Trust Series 2005-90 Class FG,
4.6288% 10/25/35 (f)	5,642	5,629

17		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class Series 2003-81 Class MX,
3.5% 3/25/24	$10,000	$9,770
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,000	10,143
Series 2425 Class JH, 6% 3/15/17	2,425	2,492
Series 2498 Class PD, 5.5% 2/15/16	1,652	1,660
Series 2614 Class TD, 3.5% 5/15/16	10,000	9,541
Series 2760 Class EB, 4.5% 9/15/16	14,583	14,325
Series 2773 Class EG, 4.5% 4/15/19	12,500	11,960
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,205	2,864
Series 2695 Class GC, 4.5% 11/15/18	3,375	3,294

TOTAL U.S. GOVERNMENT AGENCY		71,678

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $262,533)		261,339

Commercial Mortgage Securities 4.1%

Banc of America Commercial Mortgage, Inc. Series
2005-3 Series A3B, 5.09% 7/10/43 (f)	8,590	8,519
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 4.7388% 4/25/34 (b)(f)	2,594	2,595
Class B, 6.2788% 4/25/34 (b)(f)	305	309
Class M1, 4.9388% 4/25/34 (b)(f)	229	230
Class M2, 5.5788% 4/25/34 (b)(f)	229	232
Series 2004-2 Class A, 4.8088% 8/25/34 (b)(f)	2,489	2,495
Series 2004-3:
Class A1, 4.7488% 1/25/35 (b)(f)	2,808	2,811
Class A2, 4.7988% 1/25/35 (b)(f)	408	408
Class M1, 4.8788% 1/25/35 (b)(f)	498	499
Class M2, 5.3788% 1/25/35 (b)(f)	317	319
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (b)	1,385	1,373
Series 2004 ESA:
Class B, 4.888% 5/14/16 (b)	2,525	2,515
Class C, 4.937% 5/14/16 (b)	25	25

Quarterly Report 18

Commercial Mortgage Securities continued
	Principal	Value
	Amount (000s)	(000s)
Bear Stearns Commercial Mortgage Securities, Inc.: -
continued
Series 2004 ESA:
Class D, 4.986% 5/14/16 (b)	$575	$574
Class E, 5.064% 5/14/16 (b)	1,785	1,788
Class F, 5.182% 5/14/16 (b)	430	431
Chase Commercial Mortgage Securities Corp. Series
2001-245 Class A2, 6.4842% 2/12/16 (b)(f)	1,950	2,061
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class B, 4.7694% 9/15/14 (b)(f)	790	790
Class D, 5.0094% 9/15/14 (b)(f)	245	245
Class E, 5.0694% 9/15/14 (b)(f)	330	330
Class F, 5.1694% 9/15/14 (b)(f)	260	260
Class G, 5.3494% 9/15/14 (b)(f)	595	595
Class H, 5.4494% 9/15/14 (b)(f)	630	630
Class J, 5.9694% 9/15/14 (b)(f)	215	215
Class K, 6.3694% 9/15/14 (b)(f)	340	340
Class L, 6.5694% 9/15/14 (b)(f)	275	275
Series 2005-F10A:
Class B, 4.5994% 4/15/17 (b)(f)	3,025	3,023
Class C, 4.6394% 4/15/17 (b)(f)	1,285	1,283
Class D, 4.6794% 4/15/17 (b)(f)	1,045	1,044
Class I, 5.2194% 4/15/17 (b)(f)	145	145
Class MOA3, 4.6694% 3/15/20 (b)(f)	1,960	1,960
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 4.8694% 12/15/21 (b)(f)	675	675
Class B, 5.1194% 12/15/21 (b)(f)	1,745	1,745
Series 2005-TFLA:
Class C, 4.6094% 2/15/20 (b)(f)	2,405	2,405
Class E, 4.6994% 2/15/20 (b)(f)	1,670	1,670
Class F, 4.7494% 2/15/20 (b)(f)	745	745
Class G, 4.8894% 2/15/20 (b)(f)	215	215
Class H, 5.1194% 2/15/20 (b)(f)	305	305
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	69	69
Series 2000-C1 Class A2, 7.545% 4/15/62	3,100	3,360
Series 1997-C2 Class D, 7.27% 1/17/35	1,065	1,122
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	1,810	1,892
DLJ Commercial Mortgage Corp. sequential pay Series
2000-CF1 Class A1B, 7.62% 6/10/33	8,000	8,732

19		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount (000s)	(000s)
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (b)	$1,500	$1,512
Class C1, 7.52% 5/15/06 (b)	1,000	1,008
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	5,409	5,581
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	716	732
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8916%
10/16/23 (f)	745	766
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	2,430	2,396
Series 2003-22 Class B, 3.963% 5/16/32	4,210	4,028
Series 2003-36 Class C, 4.254% 2/16/31	3,380	3,261
Series 2003-47 Class C, 4.227% 10/16/27	6,003	5,853
Series 2003-59 Class D, 3.654% 10/16/27	6,220	5,819
Series 2003-47 Class XA, 0.0201% 6/16/43 (f)(g)	15,612	833
GMAC Commercial Mortgage Securities, Inc. Series
2004-C3 Class X2, 0.9031% 12/10/41 (f)(g)	4,868	133
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	4,515	4,830
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,130	3,055
Series 1998-GLII Class E, 7.1906% 4/13/31 (f)	490	508
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (b)	2,675	2,866
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class B, 7.3% 8/3/15 (b)	990	1,060
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (b)	6,400	5,773
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	2,134	2,190
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series 1 Class A2, 6.602%
11/15/07 (b)	7,000	7,195
Trizechahn Office Properties Trust Series 2001-TZHA
Class E3, 7.253% 3/15/13 (b)	3,260	3,339
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 4.7194% 1/15/18 (b)(f)	745	745
Class KHP2, 4.9194% 1/15/18 (b)(f)	745	746

Quarterly Report 20

Commercial Mortgage Securities continued
	Principal	Value
	Amount (000s)	(000s)
Wachovia Bank Commercial Mortgage Trust: – continued
floater Series 2005-WL5A:
Class KHP3, 5.2194% 1/15/18 (b)(f)	$880	$881
Class KHP4, 5.3194% 1/15/18 (b)(f)	685	686
Class KHP5, 5.5194% 1/15/18 (b)(f)	790	786
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (b)(f)	1,885	1,838
Class 180B, 5.5782% 10/15/41 (b)(f)	750	731
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $132,065)		130,405

Municipal Securities 1.4%

Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43
(FSA Insured)	5,700	5,855
Chicago Board of Ed. Series A, 5.5% 12/1/25
(AMBAC Insured)	3,000	3,483
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005
A, 5% 6/1/35 (MBIA Insured)	3,700	3,884
Golden State Tobacco Securitization Corp. Series A, 5%
6/1/38 (FGIC Insured)	1,500	1,554
Keller Independent School District 5% 8/15/30	2,300	2,391
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A, 5% 8/15/30 (FSA Insured)	2,300	2,414
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	1,900	2,231
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	3,900	4,086
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5%
9/1/24 (AMBAC Insured)	3,500	4,099
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series 2005 A, 5% 6/15/39	2,100	2,177
North East Texas Independent School District 5% 8/1/33	4,500	4,658
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	3,900	4,071
Univ. of Virginia Univ. Revs. 5% 6/1/37	1,000	1,049
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/32
(FSA Insured)	2,200	2,273
TOTAL MUNICIPAL SECURITIES
(Cost $44,402)		44,225

21 Quarterly Report

Investments (Unaudited) continued

Foreign Government and Government Agency Obligations 0.9%
	Principal	Value
	Amount (000s)	(000s)
Israeli State 4.625% 6/15/13	$3,645	$3,515
United Mexican States:
5.875% 1/15/14	5,510	5,703
6.75% 9/27/34	19,295	21,104
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $28,043)		30,322
Supranational Obligations 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $3,037)	3,070	3,340
Fixed Income Funds 14.3%
	Shares
Fidelity Specialized High Income Central Investment
Portfolio (a)	300,135	29,746
Fidelity Ultra-Short Central Fund (a)	4,274,334	425,125
TOTAL FIXED INCOME FUNDS
(Cost $455,980)		454,871
Cash Equivalents 9.4%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.28%, dated 12/30/05 due 1/3/06)
(Cost $298,691)	$298,833	298,691

TOTAL INVESTMENT PORTFOLIO 112.9%
(Cost $3,607,248)		3,595,186

NET OTHER ASSETS (12.9)%		(409,425)

NET ASSETS 100%		$3,185,761

Quarterly Report	22

Swap Agreements

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Credit Default Swaps
Receive quarterly a fixed rate of .2%
multiplied by the notional amount and pay
to Lehman Brothers, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 5, par value of
the proportional notional amount (e)	Dec. 2007	$43,500	$2
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and pay
to Lehman Brothers, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 5, par value of
the proportional notional amount (e)	Dec. 2010	26,800	(2)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to JPMorgan Chase, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 3, par value of
the proportional notional amount (d)	March 2015	24,800	76
Receive quarterly notional amount multiplied
by .31% and pay Goldman Sachs upon
default event of SBC Communications, Inc.,
par value of the notional amount of SBC
Communications, Inc. 5.875% 8/15/12	Sept. 2010	5,000	3
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	3,100	1
Receive quarterly notional amount multiplied
by .39% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	3,250	28
Receive quarterly notional amount multiplied
by .405% and pay Deutsche Bank upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	4,900	1
Receive quarterly notional amount multiplied
by .41% and pay Deutsche Bank upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	4,900	2

	23		Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Credit Default Swaps – continued
Receive quarterly notional amount multiplied
by .43% and pay Lehman Brothers, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 6.25% 2/1/11	June 2010	$13,000	$132
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	10,000	11
Receive quarterly notional amount multiplied
by .52% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	3,500	48
Receive monthly notional amount multiplied
by .82% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	862	0
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Ameriquest Mortgage Securities, Inc.,
par value of the notional amount of
Ameriquest Mortgage Securities, Inc.
Series 2004-R9 Class M5, 5.5913%
10/25/34	Nov. 2034	862	1
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	862	1
Receive monthly notional amount multiplied
by 1.6% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	800	4
Receive monthly notional amount multiplied
by 1.65% and par Goldman Sachs upon
default event of Fieldstone Mortgage
Investment Corp., par value of the notional
amount of Fieldstone Mortgage Investment
Corp. Series 2004-2 Class M5, 6.3413%
7/25/34	August 2034	633	0

Quarterly Report	24

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 1.66% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	$862	$5
Receive monthly notional amount multiplied
by 2.54% and pay Merrill Lynch upon
default event of Countrywide Home Loans,
Inc., par value of the notional amount of
Countrywide Home Loans, Inc. Series
2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	862	1
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-A
Class B3, 7.0413% 1/25/34	Feb. 2034	633	0
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-1
Class M9, 7.3913% 2/25/34	March 2034	634	0
Receive monthly notional amount multiplied
by 2.79% and pay Merrill Lynch, Inc. upon
default event of New Century Home Equity
Loan Trust, par value of the notional
amount of New Century Home Equity Loan
Trust Series 2004-4 Class M9, 7.0788%
2/25/35	March 2035	2,190	(5)
Receive monthly notional amount multiplied
by 3.05% and pay Merrill Lynch upon
default event of Morgan Stanley ABS
Capital I, Inc., par value of the
proportional notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	900	(5)
Receive monthly notional amount multiplied
by 3.3% and pay to Morgan Stanley, Inc.
upon each default event of Ameriquest
Mortgage Securities, Inc., par value of the
notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004-R11
Class M9, 7.6913% 11/25/34	Dec. 2034	990	6

	25		Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE8 Class B3, 7.3913%
9/25/34	Oct. 2034	$862	$8
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon each default event of Morgan
Stanley ABS Capital I, Inc., par value of
the notional amount of Morgan Stanley
ABS Capital I, Inc. Series 2004-HE7
Class B3, 7.6913% 8/25/34	Sept. 2034	862	8
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon each default event of Morgan
Stanley ABS Capital I, Inc., par value of
the notional anount of Morgan Stanley
ABS Capital I, Inc. Series 2004-NC7
Class B3, 7.6913% 7/25/34	August 2034	862	7
Receive monthly notional amount multiplied
by 5% and pay Deutsche Bank upon
default event of MASTR Asset Backed
Securities Trust, par value of the notional
amount of MASTR Asset Backed Securities
Trust Series 2003-NC1 Class M6,
8.1913% 4/25/33	May 2033	862	(1)

TOTAL CREDIT DEFAULT SWAPS		157,288	332

Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.4771% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	August 2010	52,000	(743)
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	9,660	20
Receive semi-annually a fixed rate equal to
4.921% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Dec. 2008	90,000	223

TOTAL INTEREST RATE SWAPS		151,660	(500)

Quarterly Report	26

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	$5,200	$59
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	25,200	358
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	30,000	313
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	5,200	57
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a return based on 1-month LIBOR
minus 50 basis points with Citibank	Jan. 2006	25,000	270
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	27,690	135
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	6,785	35
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 10 basis points with Citibank	March 2006	4,800	24
Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA Home
Equity Index and pay monthly a floating
rate based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	25,000	(3)

	27		Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Total Return Swaps continued
Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA Home
Equity Index and pay monthly a floating
rate based on 1-month LIBOR with Lehman
Brothers, Inc.	June 2006	$ 15,000	$(2)
Receive quarterly a return equal to Bank of
America Securities LLC AAA 10Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 30
basis points with Bank of America	May 2006	10,400	99

TOTAL TOTAL RETURN SWAPS		180,275	1,345

		$ 489,223	$1,177

Legend
(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements, which are
not covered by the investing fund’s
Report of Independent Registered Public
Accounting Firm, are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $193,467,000
or 6.1% of net assets.

(c) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(d) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(e) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

Quarterly Report 28

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Income received
Fund	(Amounts in thousands)
Fidelity Specialized High Income Central Investment Portfolio	$490
Fidelity Ultra-Short Central Fund	4,439
Total	$4,929

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value,			Value,	% ownership,
Fund	beginning of		Sales	end of	end of
(Amounts in thousands)	period	Purchases	Proceeds	period	period
Fidelity Specialized
High Income Central
Investment Portfolio	$29,848	$—	$—	$29,746	14.3%
Fidelity Ultra Short
Central Fund	375,233	50,000	—	425,125	6.0%
Total	$405,081	$50,000	$—	$454,871

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,606,833,000. Net unrealized depreciation aggregated $11,647,000, of which $24,029,000 related to appreciated investment securities and $35,676,000 related to depreciated investment securities.

29 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

30

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 17, 2006